N-2	12 Months Ended
Dec. 31, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001911129
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	CrowdStreet REIT I, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is generating capital appreciation with a secondary objective of generating income to provide investors with attractive risk-adjusted returns. The Fund’s investment objective is not fundamental and may be changed without the vote of a majority of the outstanding Shares.

INVESTMENT STRATEGY

The Fund pursues its investment objective by investing, as a matter of fundamental policy, at least 85% of its total assets in real estate investments. Accordingly, the Fund concentrates its investments in the real estate industry. The Fund made private equity investments in 16 entities that own U.S. commercial real estate, directly or indirectly (each such investment, a “Portfolio Company”). Asset types may include multifamily, industrial, life science, healthcare, office and retail properties, as well as data centers, storage and student housing. The investment strategy sought to take advantage of the substantial network of commercial real estate sponsors developed by CrowdStreet, Inc. (“CrowdStreet”), a Delaware corporation and parent of the Investment Manager, by selecting from what the Investment Manager believed to be the most attractive sectors and markets to construct the Fund’s portfolio. The Investment Manager leverages CrowdStreet’s experienced team of investment professionals and its extensive proprietary data, providing the Investment Manager with the advantage of real-time insights into underlying and unrecognized market trends, allowing for timely identification and management of attractive investment opportunities.

The Fund cannot assure you that it will achieve its investment objectives or that the Fund’s investment program will be successful, and you could lose all of your investment in the Fund.

The Fund holds non-controlling equity interests in unaffiliated entities that own real estate assets, directly or indirectly. The equity interests held by the Fund do not have voting rights. The real estate developers and operators who form the Portfolio Company and manage the underlying real estate projects are referred to herein as “Project Sponsors”. Project Sponsors are not affiliated with the Fund, the Investment Manager, or their affiliates. In addition to the Fund’s investment, Project Sponsors will capitalize the underlying real estate projects with other equity sources as well as secured debt and potentially unsecured debt. The Fund does not use leverage in connection with its investment activities.

The Portfolio Companies in which the Fund invested may or may not also have been offered on the investing platform (the “Marketplace”) maintained by CrowdStreet.

The Fund’s investment strategy follows the Investment Manager’s investment thesis, which focused on three key areas: (1) thematic trends, (2) middle markets, and (3) growth markets. With thematic investing, the Investment Manager seeks projects supported by demographic and social trends that it believes are long-term drivers of demand. These may include an aging demographic, shift to e-commerce, housing shortages, and population migration to Sun Belt cities. With an emphasis on the middle markets, which tend to be less competitive, the Investment Manager pursues attractive projects with smaller asset values in which larger institutional investors typically are unable to participate. Finally, the Investment Manager focuses on growth markets that it has identified, which include secondary metropolitan areas experiencing strong market fundamentals supported by above-average employment and population expansion, offering attractive risk-adjusted investment opportunities.

The Fund invests in securities of U.S. issuers. The Fund may invest in securities of companies with any market capitalization, including small, medium and large capitalizations.

The Fund invests primarily in illiquid investments (i.e., investments that the Fund reasonably expects cannot be sold or disposed of prior to liquidation or refinancing of the underlying real estate asset)

INVESTMENT PROCESS

The Investment Manager sourced investment offerings for the Fund primarily from those that were made available on the Marketplace and utilized its access to proprietary market data, insights, and ongoing analysis conducted by CrowdStreet’s team of commercial real estate professionals. The Fund is fully deployed, and its investment period has concluded.

The Investment Manager employs a dedicated team of professionals and an independent Portfolio Management team that monitors and evaluates the performance of the Fund’s Portfolio Companies and makes any investment decisions for the Fund via CrowdStreet Fund Investment Committee’s (“CFIC”) review and vote.

Risk Factors [Table Text Block]

RISK FACTORS

The following risks are among the many significant risks associated with an investment in the Fund and do not represent all of the current and future risks associated with an investment in the Fund. Investors should note that:

●	There is no guarantee that the Fund will return capital, and you may lose all or a portion of your investment in the Fund;

●	You will not be able to redeem any of your Shares and, while Shares are generally freely transferable by Investors subject to certain restrictions imposed by applicable securities laws or regulations, compliance with the transfer provisions of the Bylaws related to REIT compliance ownership limits and analogous regulatory compliance and receipt of appropriate documentation, no public market for the Shares exists, and none is expected to develop in the future, and any distributions you receive may not be received for several years after your initial investment in the Fund; and

●	Shareholders have very limited voting rights.

Risks Related to Fund Management and CrowdStreet Operations

Reliance on and Consequences of Relationship with CrowdStreet. Shares are offered and sold to prospective investors, and the Fund invested in Portfolio Companies, through the Marketplace operated and controlled by CrowdStreet. Moreover, the Investment Manager is controlled by CrowdStreet. As a result, the Fund’s investment program relies substantially on the ongoing maintenance of a relationship with CrowdStreet and its affiliated entities (each, a “CrowdStreet Affiliate”). The Fund will be vulnerable to any disruption to the offering of Portfolio Companies through the Marketplace, and to any disruption of the relationship between the Fund and the Investment Manager, on the one hand, and CrowdStreet and the CrowdStreet Affiliates, on the other hand. For example, if one or more of CrowdStreet or the CrowdStreet Affiliates became subject to investigation or enforcement proceedings, such investigation or enforcement proceedings could materially and adversely impact the Fund or the Fund’s ability to invest in Portfolio Companies.

In addition, any adverse changes in the financial condition of CrowdStreet, the Investment Manager, or the CrowdStreet Affiliates could hinder the ability of the Investment Manager to successfully manage the Fund’s operations and Portfolio Companies, in which case the Fund’s operating performance could suffer and adversely impact the value of an investment in the Fund.

The success of the Fund depends on key personnel. The success of the Fund is substantially dependent on certain key employees of CrowdStreet. Should one or more of these individuals become incapacitated or in some other way cease to participate in their role, performance of the Fund could be adversely affected.

Conflicts of interest due to common management. CrowdStreet and the CrowdStreet Affiliates are expected to share common management with the Investment Manager, which may subject one or more of the members of the professional staff of the Investment Manager (each, a “Fund Manager”) to certain fiduciary or other duties, including responsibilities with respect to other, the exercise of which duties may not be in the Fund’s best interests. As a result, the common management of and relationship between CrowdStreet or a CrowdStreet Affiliate and the Investment Manager may present unique risks and potential conflicts of interest. For additional information concerning conflicts of interest, please see below under the heading “Risks Related to Conflicts of Interest.”

The loss of the services of one or more Fund Managers could have an adverse impact on the Fund’ ability to realize its investment objective. In addition, each Fund Manager will continue to have responsibilities with respect to other funds and accounts managed and advised by the Investment Manager, and will not be required to devote their time and attention exclusively to the Fund. Thus, such persons will have demands made on their time for the investment, monitoring, exit strategy and other functions of other funds and accounts.

The continued operation of the CrowdStreet website is critical to the administration and investment program of the Fund. The administration of the Fund and the Fund’s investment program will rely on the satisfactory performance, reliability and availability of the CrowdStreet website and the systems supporting the CrowdStreet website and other electronic infrastructure. If the CrowdStreet website or the systems supporting the CrowdStreet website temporarily shut down or lose data, then the Investment Manager’s ability to perform its obligations with respect to the Fund and the Portfolio Companies could be materially and adversely affected.

CrowdStreet or the Investment Manager may have inadequate compliance functions. Despite the efforts of CrowdStreet and the Investment Manager to comply with applicable laws and regulations, it is possible that the activities of CrowdStreet and the Investment Manager could be inconsistent with, or fail or be alleged to fail to meet all requirements of, such laws or regulations. Failure on the part of CrowdStreet or the Investment Manager, or the failure by third-party providers or partners of CrowdStreet or the Investment Manager, to comply with applicable laws or regulations relating to the Fund or the Fund’s investments in Portfolio Companies, could result in fines or proceedings by governmental agencies or private claims and litigation, any of which could adversely affect the business, financial condition and results of operations of the Fund. In addition, any such compliance issues could harm CrowdStreet’s reputation and have a material and adverse effect on the Fund.

Placement Agents. Certain placement agents may charge CrowdStreet or the Investment Manager certain transaction or other fees in such amounts as they may determine. The Fund is not charged placement fees. All or a portion of such compensation may be paid by a placement agent to the financial advisory personnel involved in the sale of Shares. As a result of the various payments that placement agents may receive from CrowdStreet or the Investment Manager, the amount of compensation that a placement agent may receive in connection with the sale of Shares may be greater than the compensation it may receive for the distribution of other investment products. This difference in compensation may create an incentive for a placement agent to recommend the Fund over another investment product. Placement agents may be subject to certain conflicts of interest with respect to the Fund. For example, the Fund, the Investment Manager or investment vehicles managed or sponsored by CrowdStreet or the Investment Manager may (i) purchase securities or other assets directly or indirectly from, (ii) enter into financial or other transactions with or (iii) otherwise convey benefits through commercial activities to a placement agent. As such, certain conflicts of interest may exist between such persons and a placement agent. Such transactions may occur in the future and generally there is no limit to the amount of such transactions that may occur. Placement agents may perform investment advisory and other services for other investment entities with investment objectives and policies similar to those of the Fund or other funds managed or sponsored by CrowdStreet or the Investment Manager. Such entities may compete with the Fund or such other funds for investment opportunities and may invest directly in such investment opportunities. Placement agents that invest in such other funds may do so on terms that are more favorable than those of the Fund. A placement agent may pay all or a portion of the fees paid to it to certain of its affiliates, including, without limitation, financial advisors whose clients purchase Shares. Such fee arrangements may create an incentive for a placement agent to encourage investment in the Fund, independent of a prospective Investor’s objectives.

Investor confidential information on the CrowdStreet website is susceptible to cybersecurity risks. The CrowdStreet website and supporting systems store confidential information about the Shares, including information about investors’ bank accounts and other personally identifiable sensitive data. CrowdStreet collects this information from the CrowdStreet website, supporting systems and several other sources (e.g., information about Investors may be provided to us through Investors completing the Subscription Agreement or from reports generated by credit reporting agencies, title insurance companies or other third parties and then stored on our systems). If any of the confidential information stored on the CrowdStreet website or supporting systems is compromised, Investors’ confidential information and other investors’ confidential information may be stolen. This could occur as the result of any accidental or willful cybersecurity breach or other unauthorized access of the CrowdStreet website and supporting systems. If an Investor’s confidential information is stolen, it may be used for criminal purposes, and such Investor would be subject to increased risk of fraud or identity theft.

Because techniques used to obtain unauthorized access to or to otherwise sabotage computer systems change frequently and generally are not recognized until they are launched against a target, CrowdStreet and any of its technology service providers (e.g., web hosting service providers) may be unable to anticipate these techniques or to implement adequate preventative measures.

If investors’ confidential information becomes subject to a data security breach, then CrowdStreet would need to provide any disclosures required by applicable law, which may prove costly to provide and are likely to lead to widespread negative publicity about CrowdStreet and the CrowdStreet website. Any negative publicity of this nature may cause our investors, affiliates and partners to lose confidence in the effectiveness of our data security measures. Any actual or perceived security breach would harm our reputation, potentially cause us to lose investors and could adversely affect the value of your investment in the Fund.

CrowdStreet’s privacy policies with respect to confidential information stored on the Marketplace and our systems supporting the Marketplace are set forth on the CrowdStreet website at www.CrowdStreet.com.

Risks Associated with Investment Strategy

The Fund’s investments will be subject to the risks typically associated with investments in real estate. REITs and real estate companies are subject to risks associated with the ownership of real estate, including possible adverse changes in zoning laws, limitations on rents, the risk of casualty or condemnation losses and terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the recent events described above). Some REITs and real estate companies may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. The Fund’s investments in real estate (including equity investments in real property) may be affected by any of these factors. Therefore, the Fund’s investments will be subject to the risks typically associated with real estate.

The Fund’s investment portfolio will be impacted by the performance of the commercial real estate market. Because the Fund concentrates its investments in commercial real estate, its portfolio will be significantly impacted by the performance of the commercial real estate market and may experience more volatility and be exposed to greater risk than a diversified portfolio. The values of Portfolio Companies are expected to be affected by the risks inherent in the ownership of real estate assets, including, but are not limited to:

●	General and local economic conditions and negative developments in the business economy, the supply and demand for properties, and the financial resources of tenants;

●	Changes in building, environmental, zoning, and other laws;

●	Changes in real property tax rates;

●	Changes in interest rates and the availability of mortgage funds, which may render the purchase, sale, or refinancing of properties difficult or impracticable;

●	Environmental risks, such as cleanup costs and other liabilities from hazardous waste, mold, or indoor air pollution;

●	Uninsured casualties, acts of God (such as earthquake, tsunami, hurricane, wind, flood, epidemic), war, terrorism, nuclear accident, labor dispute, riot, and other factors that are beyond the control of the Fund and may not be insurable at reasonable cost to the full extent needed to protect the real estate or its revenue-generating capacity;

●	Development, redevelopment, and construction delays and cost overruns.

Construction and renovation is subject to risks. The Fund may invest in Portfolio Companies whose performance depends on construction or large renovations prior to achieving stabilization of the property at target rental rates. Such projects are subject to increased risk resulting from cost overruns, labor shortages, permitting delays, availability of materials, weather and many other risks which could increase costs and delay profitable operations. Such an occurrence could delay and/or reduce a Portfolio Company’s distributions to the Fund.

The investment strategy includes investments in special situation and distressed assets that involve significant risks. The Fund may invest in commercial properties that are experiencing, or are expected to experience, severe financial difficulties, including weak financial conditions, poor operating results, substantial financing needs, negative net worth and/or special competitive problems. Portfolio Companies of this type may involve substantial financial, legal and business risks that can result in substantial, or at times even total, losses. The severe financial difficulties of such commercial properties may never be overcome and may cause such commercial properties to become subject to bankruptcy proceedings. As such, these Portfolio Companies could subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment. Under certain circumstances, payments or distributions to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or a similar transaction under the applicable bankruptcy and insolvency laws. In addition, under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions. Further, in liquidation and other forms of insolvency and reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash, assets or a new security the value of which will be less than the purchase price paid by the Fund.

The Fund may also invest in highly leveraged commercial properties. Portfolio Companies in leveraged commercial properties involve a number of significant risks. Leveraged commercial properties in which the Fund invests may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds. Such developments may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees that it may have obtained in connection with its investment. Smaller leveraged commercial properties also may have less predictable operating results and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position.

Leveraged investments. The Fund does not deploy leverage in connection with its investment activities. However, the Fund will make equity investments in entities with leveraged capital structures. Although the use of leverage by Portfolio Companies in connection with their real estate operations may enhance returns, leverage also involves a high degree of financial risk and may increase the exposure of such Portfolio Companies to factors such as rising interest rates, downturns in the economy, or deterioration in the condition of the assets underlying such Portfolio Companies.

Unsuccessful real estate investments may result in poor returns. Real estate investments entail risks such as, without limitation, the risk of not correctly anticipating conditions or trends in the real estate market or misevaluating a Project Sponsor’s ability to adequately manage the business and investments of a Portfolio Company. If such events occur, they may adversely affect the value of the Fund’s investments and result in poor returns. In addition, misconduct from parties involved in a given real estate investment (such as the borrower, broker, escrow agent, appraiser, etc.) may adversely affect the value of the Fund’s investments and result in poor returns. Poor returns may negatively affect the Fund’s ability to make distributions to investors and may result in a total loss of an investor’s investment in the Fund.

Debt incurred by a Portfolio Company increases risk. If a Portfolio Company incurs indebtedness, that indebtedness may adversely affect the Portfolio Company’s creditworthiness generally, and could result in the financial distress, insolvency, or bankruptcy of the Portfolio Company. To the extent that a Portfolio Company has or incurs indebtedness and cannot pay all of its indebtedness, the Portfolio Company may choose to make payments to its creditors, rather than to its investors, including the Fund.

Equity investments in a Portfolio Company will be subordinate to existing and future indebtedness of a Portfolio Company. A significant portion of the Fund’s investments will generally constitute equity interests in a Portfolio Company, not indebtedness. As such, such investments will rank junior to all indebtedness and other non-equity claims on the Portfolio Company, and potentially other classes of equity of the Portfolio Company, with respect to assets available to satisfy claims against the Portfolio Company, including in its liquidation. Further, the Portfolio Company’s existing and future indebtedness, and potentially other classes of equity, may restrict payment of preferred return (and any forms of current income) on Portfolio Companies in which the Fund invests. Additionally, unlike loans, where principal and interest will be payable on specified due dates, in the case of equity investments in Portfolio Companies, distributions of preferred return and common equity returns, or any forms of current income in respect of equity investments in Portfolio Companies, are expected to be payable at the discretion of the Project Sponsor of the applicable Portfolio Company.

Co-Investment risks. The Investment Company Act limits or prohibits the Fund from participating in certain transactions and co-investments with certain of its affiliates. The Fund generally will be prohibited, for example, from buying or selling any securities from or to another client of the Investment Manager or its affiliates. The Investment Company Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness). The SEC has interpreted the Investment Company Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

The Fund is subject to risks of expedited transactions. Investment analyses and decisions by the Investment Manager may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities or to comply with the requirement that 90% of the Fund’s investments must be comprised of qualifying assets on each testing date. In these circumstances, the Investment Manager may not have performed thorough due diligence, resulting in making an investment that the Investment Manager would not otherwise have made. The Investment Manager often expects to rely upon information provided by Project Sponsors. No assurance can be given as to the accuracy or completeness of the information provided by Project Sponsors. Further, indemnification or other remedies may not be available to the Fund due to contractual provisions limiting such indemnification or other remedies.

The Fund is non-diversified. To the extent the Investment Manager concentrates the Fund’s investments in a particular market or a particular asset type, the Fund’s portfolio may become more susceptible to fluctuations in value resulting from adverse economic or business conditions affecting that particular market or asset type. In addition, the Fund will focus on real estate development opportunities in targeted markets. Although the Investment Manager will attempt to minimize risk, the Fund’s actual returns will be subject to numerous factors beyond the Investment Manager’s control. Because the Fund’s Portfolio Companies are expected to be concentrated within targeted markets, portfolio diversification will be less than would be possible if the Fund were to invest in a range of real estate opportunities across several markets. Such reduced diversification may increase the volatility of the Fund’s returns, and could reduce the Fund’s returns relative to diversified funds. In addition, during the early stages, the Fund may hold more concentrated positions than it otherwise would.

Real estate valuation is inherently inexact. Real estate valuation is an inherently inexact process and depends on numerous factors, all of which are subject to change. The property valuation models and methods used by the Investment Manager and/or Project Sponsors may be deficient and may increase the risk of default. Appraisals or opinions of value may prove to be insufficiently supported, and the Investment Manager’s estimate of the value of the property underlying a Portfolio Company in determining whether to make an investment may be based on information that is incorrect or incomplete or on opinions that are overly optimistic. The risk of poor investment returns in such situations is increased. Poor returns may negatively affect the Fund’s ability to make distributions to investors and may result in a total loss of an investor’s investment in the Fund.

No guarantee of distributions of current income. Investors should invest in the Fund without any expectation of, and not expecting to rely on, any particular level of ongoing distributions from the Fund at any given time. Notwithstanding the Fund’s investment strategy, Investors should be prepared to not receive any cash distributions from the Fund for a period of years, and once cash distributions are received from the Fund, Investors should not expect that distributions would continue at such level.

Returns and loss rates on underlying investments may be uncertain. The Investment Manager will not have significant historical performance data about returns on the Portfolio Companies in which the Fund invests, and even if an abundance of data was available, historical returns are not necessarily an accurate indicator or predictor of future performance. The Investment Manager cannot predict what the long-term rates of return will be on any given Portfolio Company, which could increase or decrease as a result of factors beyond the control of the Investment Manager or other persons involved in the performance of a Portfolio Company. Such factors may include prevailing interest rates, the rate of unemployment, the level of consumer confidence, decline in property values, degradation of specific properties, the value of the U.S. dollar, energy prices, changes in consumer spending or sentiment, the number of personal bankruptcies, disruptions in the credit markets and other factors.

Delays in filling vacancies or selling real estate could adversely affect Portfolio Companies. The Portfolio Companies in which the Fund invests will hold interests in commercial properties, some of which may house tenants and incur vacancies either by the expiration of tenant leases or by the default of tenants under their leases. Some commercial properties underlying Portfolio Companies may have vacancies at the time a Portfolio Company is acquired by the Fund. Some commercial properties may be believed to be leased at the time a Portfolio Company is acquired by the Fund, when in fact the leases have been fraudulent, breached, or canceled. If the commercial property underlying a Portfolio Company experiences tenant vacancies, or if tenants cannot be found for such commercial property at the projected rates or at all, the commercial property underlying a Portfolio Company may suffer reduced revenues, which would adversely affect the value of the associated Portfolio Company held by the Fund. In addition, the resale value of a Portfolio Company could be diminished, because the market value of a particular commercial property may depend upon the value of its cash flow, which value may be impaired as a result of tenant vacancies. Tenant vacancies or diminished market value may negatively affect returns on Portfolio Companies and subsequently adversely affect the Fund’s ability to make distributions to investors in the Fund.

The Fund’s investments may be subject to indirect or direct environmental risks. Environmental issues may affect the operation or value of the commercial property underlying a Portfolio Company. If toxic environmental contamination is discovered to exist on a commercial property underlying a Portfolio Company, such contamination might affect the viability of and returns generated by such commercial property, and the associated Portfolio Company could, in turn, be devalued or become worthless. In addition, any such contamination could give rise to potential additional liabilities of the Portfolio Company, including reporting requirements, remediation costs, fines, penalties and damages, all of which would adversely affect the value of the Fund’s Portfolio Company.

The Fund’s investments will be subject to risks of natural disasters, terrorist acts and similar dislocations. Upon the occurrence of a natural disaster such as flood, hurricane, or earthquake, or upon an incident of war, riot or civil unrest, the impacted country or region may not efficiently and quickly recover from such event, which can have a material adverse effect on the Fund’s investments and other development in such country or region. Terrorist attacks and related events can result in increased short-term economic volatility. U.S. military and related actions abroad, and terrorist actions worldwide, could have significant adverse effects on U.S. and world economies and securities markets and on the U.S. real estate market. The effects of future terrorist acts (or threats thereof), military action or similar events on the economies and securities markets of countries cannot be predicted. Such disruptions of the world financial markets could affect interest rates, ratings, credit risk, inflation, availability of borrowing and other factors relating to the Fund’s investments.

Risks Associated with the Fund’s Structure and Terms

Reliance on the Investment Manager. Subject to the investment limitations set forth herein and applicable law, the Investment Manager has complete discretion with respect to the Fund’s portfolio. The Investors will not make decisions with respect to the management, disposition or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs. The Investment Manager will have sole discretion over the investment of the funds committed to the Fund as well as the ultimate realization of any profits. There can be no guarantee that the Investment Manager’s investment techniques or investment decisions will produce the desired results. The Investors will not have the opportunity to evaluate the relevant economic, financial and other information that will be utilized by the Investment Manager in its selection of investments. Investors in the Fund will be relying on the Investment Manager to identify, structure, and implement investments consistent with the Fund’s investment objectives and policies and to conduct the business of the Fund. The Investors will not make decisions with respect to the management, disposition or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Investment Manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

The Fund has limited operating history, and past investment performance is not indicative of the Fund’s future investments. The Fund has limited operating history on which prospective investors may base an evaluation of likely performance. While the Investment Manager intends for the Fund to make investments that have estimated returns commensurate with the risks undertaken, there can be no assurance that targeted results will be achieved. Loss of principal is possible on any given investment.

To the extent that the Investment Manager or CrowdStreet is responsible for or otherwise associated with the investment results of a prior fund or separately managed account, those results are, in any event, past results and are not necessarily indicative of future results of the Fund’s investments. Any such prior funds or separately managed accounts may have benefited from investment opportunities and general market conditions that may not repeat themselves, including the availability of debt capital on attractive terms. The Fund may not be able to achieve the same returns or profitable investment opportunities or deploy or return capital as quickly as any such prior funds, and favorable market conditions may not arise. There can be no assurance that any of the Fund’s investments will perform as well as any past investments of any such prior funds.

The Fund’s investments will be illiquid, long-term investments with limited transferability. The Fund expects that there will be no secondary or public market for the Portfolio Companies in which the Fund invests. The Fund’s investments may generate current income, but the return of capital and the realization of gains to investors, if any, from an investment will generally occur only upon the partial or complete disposition or refinancing of the property underlying such investment. Further, the Fund does not expect that it will have any ability to determine when and if a disposition or refinancing of a property will occur, subject to the limitations of the offering documents for each deal. While an investment may be realized at any time, it is generally expected that this will not occur for several years after the investment is made. Dispositions of investments may also be subject to contractual limitations on transfer, the desire to minimize or delay transfer or taxes, or other restrictions that would interfere with the subsequent disposition of such investments or adversely affect the terms that could be obtained upon any disposition thereof. Typically, Portfolio Company investors such as the Fund are prohibited from selling, assigning, or transferring their assets without the prior written consent of the issuer. As a result, there is a significant risk that the Fund may be unable to realize its investment objectives by sale or other disposition at attractive prices or will otherwise be unable to complete any exit strategy.

Shares in the Fund will be subject to transfer restrictions. Applicable securities laws impose restrictions upon the transferability of Shares. There is no public or other market for the Shares, and it is not expected that such a market will develop or be maintained. Redemption of Shares by Investors will generally not be permitted.

Economic interest of the Investment Manager. Investors are required to pay Management Fees, Investor Servicing Fees and reimbursable expenses to the Fund, regardless of whether the Fund experiences net profits or net losses in a particular year or over the term of its constituent investments. Among other things, this arrangement may incentivize the Investment Manager to maintain the existence of the Fund (or to defer causing the Fund to dispose of portfolio assets) for the purpose of maintaining the payment of Management Fees and the Investor Servicing Fees. Because the Investment Manager will not receive a percentage of the profits of the Fund and will not make a capital contribution to the Fund, the Investment Manager may lack the financial incentive or risk aversion that the Investment Manager would have if it received allocations and distributions on a basis identical to that of the Investor.

Term. Unless otherwise set forth in the Bylaws, the Fund will have no set term. As such, the Investment Manager will have complete discretion regarding when to dispose of the Fund’s assets and begin its liquidation and winding-down period, subject to the completion of a Portfolio Company’s life cycle. The Fund is fully deployed and will make no future investments other than those that may be appropriate with respect to an existing Portfolio Company. The Fund seeks to structure its holdings such that the final asset is liquidated within 5 to 7 years after the Initial Closing, but there can be no assurance that this can be achieved. The other risk factors described in the Fund’s disclosure documents, such as market conditions and natural disasters, can materially delay the Fund’s ability to deploy capital during the expected time frame and can materially delay a Project Sponsor’s ability to complete the Portfolio Company’s life cycle. The Fund will not have control over the Portfolio Company’s operations or decisions and will not be able to force a sale of the underlying real estate assets. If the Fund is unable to fully realize all of its investments during the anticipated Fund term, the Fund may be unable to sell the Portfolio Company or distribute its interest among the Investors. In that event, the Fund may be required to continue its term beyond the expected period. In addition, the Fund’s liquidation and winding-down period may extend for a substantial period of time due to other contingent liabilities associated with the Portfolio Companies. Accordingly, prospective investors must be prepared to continue to hold their Shares for an extended period even following the Fund’s sale of its assets.

The Fund may make investments which may not be realized prior to the date the Fund begins its liquidation and winding-down period. The Fund may attempt to sell, distribute, or otherwise dispose of investments at a time which may be disadvantageous, and as a result, the price obtained for such investments may be less than that which could have been obtained if the investments were held for a longer period of time. Moreover, the Fund may be unsuccessful in realizing investments at the time of the Fund’s liquidation and winding-down period. There can be no assurance that the winding down of the Fund and the final distribution of its assets will be able to be executed expeditiously

Reserves. In managing the Fund, the Investment Manager will establish reserves for operating expenses, Fund liabilities, and other matters. Estimating the amount necessary for such reserves will be difficult. Inadequate or excessive reserves could have a material adverse effect upon the investment returns to the Investors of the Fund. For example, if reserves are inadequate, the Fund may be unable to take advantage of attractive follow-on or other investment opportunities or to protect its existing investments from dilutive or other punitive terms associated with a “pay-to-play” or similar investment round. If reserves are excessive, the Fund may not otherwise have adequate capital available to invest in attractive investment opportunities or may hold unnecessary amounts of capital in money market or similar low-yield accounts.

In-kind distributions. The Investment Manager expects in most instances to cause the Fund to make distributions to the Investors in cash, but retains the discretion to make distributions of securities in kind to the Investors to the extent permitted under applicable law. There can be no assurance that securities distributed in kind will be readily marketable or salable, and Investors may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities. If the Fund ultimately receives distributions in kind indirectly from any of the Portfolio Companies, it may incur additional costs and risks in connection with the disposition of such assets or may distribute such assets in kind to the Investors who may incur such costs and risks.

Risks Generally Associated with Investments in Securities and Private Investment Funds

Suitability. Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.

Investors will lack control of the Fund and will have limited voting rights. The Fund will be managed by the Investment Manager. Investors will have no right or power to take part in the management of the Fund and will have no effective means of influencing day-to-day actions of or in the conduct of the affairs of the Fund. Except for the limited rights set forth in the Bylaws, investors holding Shares in the Fund have no governance, control or voting rights. Investors holding Shares in the Fund also have no right to remove the Investment Manager, except under limited circumstances.

There is no assurance that the Fund will be able to achieve its investment objectives, as a result of which you may lose some or all of your investment. All investing activities risk the loss of capital. While the Fund will attempt to moderate these risks, there can be no assurance that the Fund will be successful, or that investors will not suffer significant losses. No guarantee or representation is made that investment objectives of the Fund will be achieved. You should not subscribe unless you can readily bear the consequences of such loss.

Failure to raise enough capital to execute the investment program. The Investment Manager will have discretion to determine the amount of Subscription Amounts accepted from Investors. Moreover, the Investment Manager may be more, or less, successful than anticipated in raising capital for the Fund. As a consequence, the total amount of Subscription Amounts made to the Fund may be more or less than any target amount specified by the Investment Manager in the Fund’s disclosure documents. Any such deviation may have a material impact upon the operations of the Fund. In particular, if the total Subscription Amounts to the Fund are less than targeted, the Fund’s investment program may be impaired. Nevertheless, prospective Investors may not rely upon any expectation that total Subscription Amounts to the Fund will match any specified target amount.

There are risks of Investors not receiving any distributable cash. There can be no assurance that the Fund will be a profitable operation, or that Portfolio Companies will be able to avoid losses, or that cash from the Fund’s investments will be sufficient to enable distributions to investors. The Fund will have no source of funds from which to pay distributions to investors other than income and disposition proceeds generated by its investments.

The Fund will face substantial competition for suitable investments. The Fund will be competing for investments with many other real estate investment vehicles, as well as individuals, operating companies, financial institutions (such as real estate investment trusts, mortgage banks, pension funds and real estate operating companies) and other institutional investors. Consequently, it is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. There can be no assurance that investments of the type in which the Fund may invest will continue to be available for the Fund’s investment activities or that available investments will meet the Fund’s investment criteria. Further, to the extent suitable investments are available, there can be no assurance that if such investments are made, the objectives of the Fund will be achieved.

The Fund’s investments will be subject to risks from general economic and market conditions. The real estate industry generally and the success of the Fund’s investment activities will both be affected by general economic and market conditions, as well as by changes in laws, and national and international political and socioeconomic circumstances. These factors may affect the level and volatility of asset values and the liquidity of the underlying real estate , which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in interest rates may affect the value of the Fund’s investments. A sustained downturn in the United States or global economy (or any particular segment thereof) could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio to perform under or refinance their existing obligations and impair the ability of sponsors to effectively sell or refinance the underlying real estate on favorable terms.

The Fund is subject to risks related to pandemic. Lingering volatility in regional economies and global stock markets related to the coronavirus disease or another pandemic or public health crisis may have a material adverse effect on the value and liquidity of the Fund’s investments. The real estate industry generally, and commercial real estate in particular, may be affected by a pandemic, which may in turn adversely affect the success of the Fund’s investments. Contractual and statutory provisions may result in rent relief for tenants or trigger tenant termination rights, resulting in loss of income for commercial properties underlying Portfolio Companies. Commercial real estate service providers and real estate construction projects may experience a shortage of needed supplies or delivery delays in needed supplies, which could delay or impair the income-earning potential of such commercial properties. Demand for commercial real estate may decline substantially, and such effects may persist indefinitely. These factors, as well as currently unidentified pandemic-related impacts on the real estate market, may have a material adverse effect on the success of the Fund.

Risks Related to Conflicts of Interest

You should be aware that there may be occasions when the Fund and its affiliates will encounter potential conflicts of interest in connection with the Fund’s activities. The below discussion enumerates certain actual and potential conflicts of interest that should be carefully evaluated before making an investment in the Fund. By acquiring Shares, you will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and to have waived, to the fullest extent allowable by law, any claim with respect to the existence of any such conflict of interest.

Project Sponsors will provide compensation to CrowdStreet. CrowdStreet may be compensated by Project Sponsors for access to the Marketplace and the use of CrowdStreet’s technology and services. Indirectly, this compensation is used to fund employee compensation, including employees of CrowdStreet and its affiliates who perform services for the Investment Manager. Such compensation may create concern that the investment activities of these personnel could favor the interests of CrowdStreet at the expense of the Investors.

Transactions with and payment of fees to CrowdStreet Affiliates. CrowdStreet Affiliates charge Project Sponsors technology and services fees, and charged certain Project Sponsors placement fees (“Crowdstreet Fees”). While such services are provided at market rates negotiated with unaffiliated Project Sponsors, the use and selection of affiliated entities by the Investment Manager create conflicts of interest in that the Investment Manager may benefit from such arrangements and will be disincentivized from entering into agreements with unaffiliated entities. The Project Sponsors may capitalize or expense some or all of the CrowdStreet Fees, as well as fees charged by other service providers who are not affiliated with CrowdStreet, in the real estate project underlying the Portfolio Company. CrowdStreet Fees and other service provider fees increase a Portfolio Company’s expenses, which may reduce cash available for distributions to investors, including the Fund. The net impact of CrowdStreet Fees on the expenses of the Portfolio Company will vary based on numerous factors, as will the impact on the Fund’s performance, which the Fund estimates to range from 0.0% to 1.0% of Average Net Assets (annualized). In the unlikely event that a CrowdStreet Affiliate charges a Project Sponsor fees for services that overlap with services to be provided by the Investment Manager to the Fund in connection with the Investment Manager’s fees, the Investment Manager will reduce the amount of the Investor Servicing Fees charged to the Fund by an amount equal to the CrowdStreet Fees paid by the Project Sponsor for such overlapping services.

Fees paid by Project Sponsors to access the Marketplace may present conflicts of interest. The existence of the Fund and its ability to invest in Portfolio Companies on the Marketplace is one factor that may make the Marketplace more attractive to sponsors seeking means for raising capital. Because CrowdStreet receives compensation from sponsors (or investment vehicles) who publish their offerings on the Marketplace for the use of CrowdStreet’s technology and services, CrowdStreet will indirectly benefit from any increased interest in the Marketplace caused by the operation of the Fund.

The terms of the engagement by the Fund of the Investment Manager and its affiliates may not be negotiated at arm’s-length. The Investment Manager and its affiliates are entitled to significant compensation. None of this compensation was or will be determined by arms’-length negotiations. Additionally, certain (i) service providers (or attorneys, other consultants, and investment banking firms to the Fund; (ii) Investors; (iii) tenants of a property owned or partially owned by individual the Fund investors, or to which such investors serve as a lender or otherwise hold an equity interest; (iv) joint venture partners; (v) investors or shareholders in CrowdStreet; and (vi) other parties (collectively, “Relationship Parties”), may have had, or currently or in the future have, relationships with, provide goods or services to, or otherwise transact with CrowdStreet, the Investment Manager, or the Fund, amongst themselves, or with other organizations with which CrowdStreet employees, consultants, or contractors have been, are, or will be affiliated. The Fund may, in its sole discretion of the Investment Manager, conduct business with such Relationship Parties, and without any notice or disclosure thereof to Investors. These arrangements may not be at arm’s-length and may create a potential conflict of interest for the Investment Manager or one or more Fund Managers in deciding whether to select a Relationship Party to transact with the Fund. The Fund may engage the same Relationship Parties that are now or that have previously transacted with CrowdStreet Affiliates. In some cases, Relationship Parties may provide discounts in connection with transactions for one or more CrowdStreet Affiliates. There can be no guarantee that the Fund or any of its investments will receive the most beneficial terms offered by any particular Relationship Party. More favorable terms offered by Relationship Parties for certain work may influence CrowdStreet or the Investment Manager in deciding whether to select such Relationship Party to transact with CrowdStreet Affiliates.

The Investment Manager may organize, manage or otherwise engage in other investment funds or ventures while managing the Fund. The Investment Manager or its affiliates may at any time hereafter organize, manage, serve as an Investment Manager of, or serve as the primary source of transactions for, investment portfolios or other funds, including the Fund, with different or the same investment objectives, asset classes and strategies (each, a “New Venture”). Neither the Investment Manager nor its affiliates will be restricted from participating in any New Venture, even though such activities may be in competition with the Fund or may involve substantial time and resources. The Investment Manager is not obligated to offer to the Fund or any Investor thereof an interest in any New Venture or the right to co-invest in any investment opportunity of any New Venture. Affiliates of the Investment Manager may have investments or business interests in New Ventures. The Investment Manager may provide advisory services to other clients. These relationships could be viewed as creating a conflict of interest in that the time and effort of the Investment Manager and their principals and employees will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and the management of the monies of other advisees and other business activities in which they engage.

Personnel working on behalf of the Investment Manager will devote such time as may be necessary to conduct the business affairs of the Investment Manager and the Fund in an appropriate manner. However, agreements between the Fund and investors do not impose any specific obligations or requirements concerning the specific amount of time or resources devoted to the affairs of the Fund. The Investment Manager (and CrowdStreet) personnel will work on behalf of multiple funds and may also perform services for CrowdStreet, the Marketplace, or other CrowdStreet affiliates and, therefore, conflicts may arise in the allocation of personnel and their time.

The Investment Company Act limits or prohibits the Fund from participating in certain transactions and co-investments with certain of its affiliates. The Fund generally will be prohibited, for example, from buying or selling any securities from or to another client of the Investment Manager or its affiliates. The Investment Company Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness). If a person acquires more than 25% of the Fund’s voting securities, the Fund generally will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons. Similar restrictions limit the Fund’s ability to transact business with its officers or Independent Directors or their affiliates. The SEC has interpreted the Investment Company Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

Employees, investment consultants, partners and affiliates, officers, and directors affiliated with CrowdStreet, the Investment Manager, and the Fund will be entitled to certain rights of exculpation and indemnification for liabilities incurred in connection with the affairs of the Fund. The Bylaws contain provisions that relieve the Investment Manager and Fund Managers of liability for certain acts or omissions. For example, the Investment Manager and Fund Managers generally will not be liable to the Investors or the Fund for acts or omissions that constitute ordinary negligence. Under certain circumstances, the Fund may even indemnify the Investment Manager and Fund Managers against liability to third parties resulting from such acts or omissions.

Furthermore, the Investment Manager is structured as a limited liability company, and the sole member of the Investment Manager generally will not be liable for the Investment Manager’s debts and obligations. In consequence, Investors may have little or no recourse to the assets of the member of the Investment Manager even if the Investment Manager breaches a duty to the Investors or to the Fund.

Notwithstanding any applicable provisions of the Bylaws, Investors may have, or be entitled to, rights, claims, causes of action or remedies that cannot be waived or forfeited under applicable law. In particular, Investors should consult with their own legal counsel before concluding that any particular claims against the Investment Manager or its beneficial owners have been waived or forfeited by virtue of the Bylaws or otherwise.

Legal counsel to the Fund does not also represent the Investors. Documents relating to the Fund, including the Subscription Agreement to be completed by each investor as well as the Bylaws, will be detailed and often technical in nature. Stradley Ronon Stevens & Young, LLP (“Stradley”) represents the Fund and does not represent the interests of any investor. In its subscription agreement each investor will be required to waive any actual or potential conflicts of interest between such investor and Stradley. Accordingly, each investor is urged to consult with its own legal counsel before investing in the Fund or making any other decisions regarding Fund matters.

Risks Related to Third Parties

The success of the Fund is dependent on the performance of the Project Sponsors and other third parties over which the Fund has no control. The Fund expects that Project Sponsors will be responsible for various management functions that are essential to the success of the Portfolio Companies, including property marketing and leasing rates, payment of bills, maintenance of insurance, and property management generally. Poor management on the part of a Project Sponsor could adversely affect the financial performance of a particular Portfolio Company or expose it to unanticipated operating risks, which could reduce the underlying property’s cash flow and adversely affect the value of the Fund’s Portfolio Company.

In addition, the success of each Portfolio Company is dependent on the performance of third parties, such as developers, lenders, borrowers, etc. These third parties are solely responsible for operating their respective businesses, and their poor management or poor financial condition, or their engagement in illegal or otherwise ill-advised activities, could adversely affect the performance of a Portfolio Company or expose a Portfolio Company to unanticipated operating risks. If a third party’s ability to render services, make payments, or otherwise perform obligations in respect of a Portfolio Company is adversely affected, the expected payments or distributions on a Portfolio Company in that Portfolio Company may be reduced, if received at all.

Portfolio Companies may depend on third parties with limited to no operating history. The Project Sponsors and management teams of the various key actors on which Portfolio Companies rely, including any lenders and borrowers associated with the Portfolio Companies, may lack experience in the types of actions they engage in on behalf of the Portfolio Companies. For example, Project Sponsors may be required to obtain insurance on property tied to a Portfolio Company, but may be unable to do so at competitive rates for lack of knowledge and experience or due to providers charging higher rates to those with limited operating history. In these cases, operations of a Portfolio Company will be subject to all of the risks inherent in the establishment of a new business enterprise, including, but not limited to, hurdles or barriers to the implementation of business plans, successful completion of construction work, and other related real estate business activities.

The Investment Manager relies on information provided by third parties. The Investment Manager relies on information provided to it by third parties, such as developers, lenders, borrowers, Project Sponsors, appraisers, title agencies, escrow companies, data providers, machine-learning systems, etc., in its underwriting and vetting of potential investments. That information may be incomplete, inaccurate or intentionally false. For example, Project Sponsors provide a variety of information to the Investment Manager regarding their management of Portfolio Companies. When the Investment Manager evaluates a potential Portfolio Company for investment, some of this information may be included in the listing for the applicable Portfolio Company. Information provided by third parties may be incomplete, inaccurate, intentionally false or may misrepresent the intentions of the third parties. The Investment Manager makes attempts to verify some of the information provided to it by third parties, but, as a practical matter, cannot verify all of it. Typically, when the Fund makes a Portfolio Company, the Fund’s primary assurances that the financing proceeds will be properly spent by the third party are the contractual covenants agreed to by that third party. Though the Investment Manager or its affiliates performs due diligence on developers, lenders, borrowers and other relevant actors that the Investment Manager works with, the Fund may lose all or a portion of its Portfolio Company if any of these people or any other third party supplies false, misleading or inaccurate information.

Investors do not have recourse against Project Sponsors, other managers or owners of Portfolio Companies, or third-party service providers of Portfolio Companies. By investing in the Fund, an Investor will not have privity of contract or any other legal relationship with any manager, owner, Project Sponsor or other third party involved with the Portfolio Companies in which the Fund invests, or any direct interest in the Fund’s Portfolio Companies. These restrictions limit the ability of an Investor to take action in the event of default or other issue related to the Fund’s investments, and require an Investor to rely solely on the Investment Manager’s efforts for such purposes.

Portfolio Companies may rely on third-party property managers and leasing agents for effective operations. The Fund expects that, in some instances, lenders, borrowers and other sponsors of Portfolio Companies will rely on third party property managers and leasing agents. The third party property managers will have significant decision-making authority with respect to the management of the Portfolio Companies. The Investment Manager’s ability to direct and control how a Portfolio Company is managed may be limited. The Investment Manager will not supervise any of the property managers or leasing agents or any of their respective personnel on a day-to-day basis. Thus, the success of a Portfolio Company may depend in part on the ability of third party property managers to manage the day-to-day operations, and on the ability of leasing agents to lease vacancies, of the Portfolio Company. Any adversity experienced by the property managers or leasing agents could adversely impact the payments or other returns to the Fund on Portfolio Companies, and subsequently affect the Investment Manager’s ability to make payments or distributions to investors in the Fund.

Investments with third parties in Portfolio Companies have risks. The Fund will hold non-controlling interests in Portfolio Companies or, similarly, may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring non-controlling interests in certain Portfolio Companies. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take action contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party partners or co-venturers. The Fund’s ability to seek redress against a partner or manager which acts in a manner contrary to the interests of the Fund may also be limited. Investments made with third parties in joint ventures or other entities may involve carried interest and other fees payable to such third-party partners or co-venturers. Any such arrangements will result in lower returns to the Fund than if such arrangements had not existed. In addition, if the Fund and a third party or co-venturer cannot agree on decisions affecting the joint venture, it may adversely impact the investment results of the Fund. In such event, the Fund could have a diminished capacity to obtain investment opportunities, to capitalize upon relationships with co-venturers and to structure and execute its potential investments and dispositions.

The Fund’s investments will generally include equity interests in entities in which other investors also hold equity interests. The Fund will hold non-controlling interests in such entities. For example, a third party may hold the general partner (or equivalent) interest in, and therefore control, a Portfolio Company. In addition, a third party may be awarded consent rights regarding the management or sale of a Portfolio Company’s assets, including where the Fund owns a substantial interest in the Portfolio Company. Therefore, the Investment Manager generally will not have the ability to direct the management of, or decisions regarding the sale of, such a Portfolio Company. As a result of the foregoing, the Fund may have a limited ability to protect its position in a particular investment and may not be able to dispose of an investment at a time when it otherwise would have. Even absent a contractual restriction on the Fund’s ability to manage or sell a Portfolio Company on behalf of the Fund, a third party who has co-invested in a Portfolio Company alongside the Fund may determine not to sell its portion of such Portfolio Company at the same time as the Fund. This could hinder the Fund’s ability to find a buyer for such Portfolio Company or liquidate its Portfolio Company. Even if the Fund is able to find a buyer, the Fund may receive a lower price, or less favorable terms, than otherwise would have been the case.

Investing alongside another fund or other third parties will involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with those of the Fund, may cause reputational risk or harm to the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives, or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Furthermore, if a co-venturer defaults on its funding obligations, the Fund may be required to make up the shortfall. The occurrence of any of the foregoing may have a material adverse effect on the Fund and its investments.

Risks Related to Compliance, Regulation, and Certain Tax Matters

CrowdStreet and the Fund’s business is subject to extensive government regulation, supervision, examination and enforcement, which could adversely affect CrowdStreet or the Fund’s business, results of operations and financial condition. The businesses of CrowdStreet, the Investment Manager, and the Fund may be subject to federal, state and local laws. Federal, state or local laws applicable to real estate investing may change from time to time in ways that cannot be foreseen, and laws that do not affect CrowdStreet, the Investment Manager, or the Fund today may affect them in the future. In addition, some of these laws are extremely rigorous. Violations or alleged violations of such laws could result in statutory, punitive, consequential, and actual damages and/or administrative enforcement.

CrowdStreet, the Investment Manager, and the Fund also may be subject to potential enforcement, supervisions and other actions that may be brought by state attorneys general or other state and federal enforcement authorities and other governmental agencies. Any such actions could subject CrowdStreet, the Investment Manager, or the Fund to civil money penalties, customer remediation and increased compliance costs, as well as damage CrowdStreet’s, the Investment Manager’s, or the Fund’s reputation and brand and could limit or prohibit CrowdStreet’s, the Investment Manager’s, or the Fund’s ability to offer certain products and services or engage in certain business practices.

The Fund is subject to the risks relating to compliance with applicable law. Although the Fund will seek to comply with all federal, state and local lending regulations, there is no assurance that the Fund will always be compliant or that there will not be allegations of non-compliance even if the Fund was or is fully compliant. Any violation of applicable law could result in, among other things, damages, fines, penalties, litigation costs, investigation costs and even restrictions on the ability of the Fund to conduct its business.

The Fund may be adversely affected if it does not perfect an exemption from registration under federal and state securities laws. This offering has not been registered under the Securities Act, in reliance on the exemptive provisions of Section 4(a) (2) of the Securities Act and Regulation D promulgated thereunder. Section 18(b)(4)(D) of the Securities Act, added by the National Securities Markets Improvement Act of 1996, preempts state registration of transactions in securities exempt pursuant to “rules and regulations issued by the SEC under Section 4(a)(2) of the Securities Act.” Preemption therefore applies to transactions exempt under Regulation D, but not to transactions exempt under Section 4(a)(2) alone. Because of the lack of uniformity among the state’s securities laws and their general complicated nature, the Fund has chosen not to incur the expense and burden of reviewing exemptions under each state’s laws, but rather rely on the uniform exemption provided by Regulation D.

While the Fund believes reliance on such exemption is justified, no assurance can be given that the offering currently qualifies or will continue to qualify under the exemptive provisions of Regulation D because of, among other things, the adequacy of disclosure and the manner of distribution, the timeliness of filings, the existence of similar offerings in the past or in the future, or the retroactive change of any securities law or regulation. If the Fund fails to qualify for such exemptions under U.S. federal or one or more states’ securities laws then the rescission of sales of Shares at prices higher than the current value of those Shares, thus resulting in a potentially material and adverse effect on the Fund’s performance and business, may occur. Further, even non-meritorious claims that offers and sales of Shares were not made in compliance with applicable securities laws could materially and adversely affect the Fund’s ability to conduct its business.

The Investment Manager is subject to regulation as an investment adviser under the Investment Advisers Act. The Investment Manager is currently registered as an investment adviser under the Investment Advisers Act and comparable state law. As a result, you will have the protection of the Investment Advisers Act or comparable state law based on your investments in the Fund. However, if the Investment Manager falls out of compliance with the Investment Advisers Act, it could materially and/or adversely affect CrowdStreet and its business, including the operations of the Fund.

Changes in regulation of financial institutions may affect our business. Legislative and regulatory initiatives may impose restrictions and requirements on financial institutions that could have an adverse effect on the Fund’s investment objective. There has been, and may continue to be, a related increase in regulatory investigations of the trading and other investment activities of alternative investment funds. Those investigations may impose additional expenses on CrowdStreet Affiliates, may require the attention of senior Fund Managers, and may result in fines if a CrowdStreet Affiliate is deemed to have violated any regulations.

Changes in regulation of internet commerce may affect the Fund. As online commerce develops, federal and state governments may adopt new laws to regulate it, which may negatively affect the business of one or more CrowdStreet Affiliates. The cost to comply with such laws or regulations could be significant and would increase the operating expenses of one or more CrowdStreet Affiliates, and the Investment Manager may be required to pass along those costs to you and other investors in the Fund in the form of increased fees. In addition, federal and state governmental or regulatory agencies may decide to impose taxes on services provided over the Internet. These taxes could discourage the use of the Internet as a means of commercial financing, which would adversely affect the viability of the Marketplace.

Cost of complying with regulations may affect the Fund’s ability to make payments or distributions to Investors. All Portfolio Companies and the operations conducted in connection with those investments are subject to federal, state and local laws and regulations, as well oversight from independent agencies. There are various local, state and federal fire, health, life-safety, building code, zoning, environmental, and similar regulations with which lenders and borrowers may be required to comply and which may subject lenders and borrowers to liability in the form of fines or damages for noncompliance.

For example, the presence of hazardous substances on the property, or the lack of wheelchair access, can violate various laws, rules, and regulations. Violations may exist at the time the loan is funded or may arise post-funding. Certain laws, rules, and regulations may impose joint and several liability on customers, lenders, owners or operators for fines and/or the costs to investigate and remediate, regardless of fault or whether the acts causing the violations were legal.

In connection with the acquisition of Portfolio Companies, Project Sponsors may be exposed to such costs in connection with such regulations. The cost of defending against claims, of any damages or fines lenders and borrowers must pay, of compliance with regulatory requirements or of remediating any related issues could materially and adversely affect returns provided to the Fund on Portfolio Companies, which could, in turn, negatively affect the ability of the Investment Manager to make payments and distributions to investors in the Fund.

Laws intended to prohibit money laundering may require CrowdStreet or the Fund to disclose investor information to regulatory authorities. The Uniting and Strengthening America By Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “PATRIOT Act”) requires that financial institutions establish and maintain compliance programs to guard against money laundering activities and requires the Secretary of the Treasury to prescribe regulations in connection with antimony laundering policies of financial institutions. The Financial Crimes Enforcement Network (“FinCEN”), an agency of the Treasury, has announced that it is likely that such regulations would subject certain pooled investment vehicles to enact anti-money laundering policies. It is possible that there could be promulgated legislation or regulations that would require CrowdStreet or its service providers to share information with governmental authorities with respect to prospective investors in connection with the establishment of anti- money laundering procedures. Such legislation and/or regulations could require CrowdStreet to implement restrictions on the transfer of the Shares. CrowdStreet reserves the right to request such information as is necessary to verify the identity of prospective investors and the source of the payment of subscription monies, or as is necessary to comply with any customer identification programs required by FinCEN and/or the Commission. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, an application for or transfer of the Shares may be refused.

Investors using self-directed IRA accounts face additional risks. An investor who uses a self-directed IRA to make illiquid investments, such as an investment in the Fund, faces significant additional risks, including but not limited to liquidity risk, the risk of loss of all capital, and the risk that the investor’s advisor and/or custodian does not adequately account for suitability or tax consequences of an investment in the Fund with respect to an IRA.

Even if the Fund maintains its REIT status, the Fund may owe other taxes that will reduce the Fund’s cash flows. Even if the Fund continues to qualify for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local income, property, and excise taxes on the Fund’s income and assets, and, in certain cases, a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary (a “TRS”). Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes in the jurisdictions they operate. Any of these taxes would decrease cash available for distribution to Investors.

REIT distribution requirements could adversely affect the Fund’s liquidity and may force the Fund to borrow funds during unfavorable market conditions. In order to maintain the Fund’s REIT status and to meet the REIT distribution requirements for tax purposes, the Fund may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. In addition, the Fund may need to reserve cash (including proceeds from this offering) to satisfy the Fund’s REIT distribution requirements for tax purposes, even though there are attractive investment opportunities that may be available. To maintain its REIT status, the Fund generally must distribute to Fund’s Investors at least 90% of the Fund’s net taxable income each year, excluding capital gains. In addition, the Fund will be subject to corporate income tax to the extent the Fund distributes less than 100% of its taxable income including any net capital gain. The Fund’s cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, the effect of non-deductible capital expenditures, limitations on interest expense and net operating loss deductibility, the creation of reserves or required debt service or amortization payments. The insufficiency of Fund’s cash flows to cover the Fund’s distribution requirements could have an adverse impact on the Fund’s ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain the Fund’s REIT status. To address and/or mitigate some of these issues, the Fund may make taxable distributions that are in part paid in cash and in part paid in the Fund’s Shares. In such cases Investors may have tax liabilities from such distributions in excess of the cash they receive. The treatment of such taxable share distributions is not clear, and it is possible the taxable share distribution will not count towards the Fund’s distribution requirement, in which case adverse consequences could apply.

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund’s Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT status. Temporary investment of the net proceeds from sales of the Fund’s Shares in short-term securities and income from such investment generally will allow the Fund to satisfy various REIT income and asset requirements for tax purposes, but only during the one-year period beginning on the date the Fund receives the net proceeds. If the Fund is unable to invest a sufficient amount of the net proceeds from sales of the Fund’s Shares in qualifying real estate assets within such one-year period, the Fund could fail to satisfy one or more of the gross income or asset tests and/or the Fund could be limited to investing all or a portion of any remaining funds in cash or cash equivalents. If the Fund fails to satisfy any such income or asset test, unless the Fund is entitled to relief under certain provisions of the Code, the Fund could fail to maintain its REIT status.

If the Fund forms a TRS, the Fund’s overall tax liability could increase. Any TRS the Fund forms will be subject to U.S. federal, state and local income tax on its taxable income. Accordingly, although the Fund’s ownership of any TRSs may allow the Fund to participate in the operating income from certain activities that the Fund could not participate in without violating the REIT income tests requirements of the Code for tax purposes or incurring the 100% tax on gains from prohibited transactions, the TRS through which the Fund earns such operating income or gain will be fully subject to corporate income tax. The after-tax net income of any TRS would be available for distribution to the Fund, however, any dividends received by the Fund from its domestic TRSs will only be qualifying income for the 95% REIT income test, not the 75% REIT income test, for tax purposes. For additional information, please see the section titled Certain U.S. Federal Income Tax Considerations – Gross Income Tests.

Although the Fund’s use of TRSs may partially mitigate the impact of meeting certain requirements necessary to maintain the Fund’s qualification for taxation as a REIT, there are limits on the Fund’s ability to own and engage in transactions with TRSs, and a failure to comply with the limits would jeopardize the Fund’s REIT qualification and may result in the application of a 100% excise tax. A REIT may own up to 100% of the stock or securities of one or more TRSs. A TRS may hold assets and earn income that would not be qualifying assets or income if held or earned directly by a fund that qualifies for taxation as a REIT. A TRS also may sell assets without incurring the 100% tax on prohibited transactions. Both the subsidiary and the fund that qualifies for taxation as a REIT must jointly elect to treat the subsidiary as a TRS. A corporation of which a TRS directly or indirectly owns more than 35% of the voting power or value of the stock will automatically be treated as a TRS. Overall, no more than 20% of the value of assets of a fund that qualifies for taxation as a REIT may consist of stock or securities of one or more TRSs. The rules impose a 100% excise tax on certain transactions between a TRS and its parent fund that qualifies for taxation as a REIT that are not conducted on an arm’s-length basis. The Fund may jointly elect with one or more subsidiaries for those subsidiaries to be treated as TRSs for U.S. federal income tax purposes. These TRSs will pay U.S. federal, state and local income tax on their taxable income, and their after-tax net income will be available for distribution to the Fund but is not required to be distributed to the Fund. The Fund will monitor the value of its respective investments in any TRSs the Fund may form for the purpose of ensuring compliance with TRS ownership limitations and intend to structure the Fund’s transactions with any such TRSs on terms that the Fund believes are arm’s-length to avoid incurring the 100% excise tax described above. There can be no assurance, however, that the Fund will be able to comply with the 20% TRS limitation or to avoid application of the 100% excise tax.

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law. The current maximum U.S. federal income tax rate for certain qualified dividends payable to U.S. Investors that are individuals, trusts and estates generally is 20%. Dividends payable by funds that qualify for taxation as REITs, however, are generally not eligible for the reduced rates and therefore may be subject to a current 37% maximum U.S. federal income tax rate on ordinary income when paid to such Investors. The more favorable rates applicable to regular corporate dividends under current law could cause investors who are individuals, trusts and estates or are otherwise sensitive to these lower rates to perceive investments in funds that qualify for taxation as REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the stock of funds that qualify for taxation as REITs, including the Fund’s Shares. However, for taxable years beginning before January 1, 2026, non-corporate taxpayers may deduct up to 20% of “qualified REIT dividends” but not for purposes of the 3.8% Medicare Tax – please see the section titled Certain U.S. Federal Income Tax Considerations – Gross Income Tests. Qualified REIT dividends eligible for this deduction generally will include the Fund’s dividends received by a non-corporate U.S. Investor that the Fund does not designate as capital gain dividends and that are not qualified dividend income.

Distributions to tax exempt investors may be classified as unrelated business taxable income. Neither ordinary nor capital gain distributions with respect to our common stock, nor gain from the sale of common stock, should generally constitute unrelated business taxable income, or UBTI, to a tax-exempt investor. However, there are certain exceptions to this rule. In particular:

●	part of the income and gain recognized by certain qualified employee pension trusts with respect to the Shares may be treated as UBTI if the Fund’s Shares are predominately held by qualified employee pension trusts, and the Fund is required to rely on a special look-through rule for purposes of meeting one of the REIT share ownership tests, and the Fund is not operated in a manner to avoid treatment of such income or gain as UBTI;

●	part of the income and gain recognized by a tax exempt Investor with respect to the Shares would constitute UBTI if the Investor incurs debt in order to acquire the common stock; and

●	part or all of the income or gain recognized with respect to the Shares by social clubs, voluntary employee benefit associations and supplemental unemployment benefit trusts which are exempt from U.S. federal income taxation under Sections 501(c)(7), (9), or (17) of the Code may be treated as UBTI.

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments. To qualify for taxation as a REIT, the Fund must continually satisfy tests concerning, among other things, the sources of the Fund’s income, the nature and diversification of Fund’s assets, the amounts the Fund distributes to its Investors and the ownership of the Fund’s Shares. The Fund may be required to make distributions to its Investors at disadvantageous times or when the Fund does not have funds readily available for distribution. Thus, compliance with the REIT requirements for tax purposes may, for instance, hinder the Fund’s ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to the Fund and its Investors, or may require the Fund to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder Fund’s investment performance.

Investors may be restricted from acquiring or transferring certain amounts of the Fund’s Shares. In order to maintain Fund’s REIT status, among other requirements, no more than 50% in value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals, as defined in the Code to include certain kinds of entities, during the last half of any taxable year, other than the first year for which a REIT election for tax purposes is made. To assist the Fund in qualifying for taxation as a REIT, the Fund’s Bylaws contains an aggregate Shares ownership limit. Generally, any of the Fund’s Shares owned by affiliated owners will be added together for purposes of the aggregate Share ownership limit.

If anyone attempts to transfer or own Shares in a way that would violate the aggregate Share ownership limit (or would prevent the Fund from continuing to qualify for taxation as a REIT), unless such ownership limits have been waived by the Investment Manager, those Shares instead will be deemed transferred to a trust for the benefit of a charitable beneficiary and will be either redeemed by the Fund or sold to a person whose ownership of the Shares will not violate the aggregate Share ownership limit and will not prevent the Fund from qualifying for taxation as a REIT. If this transfer to a trust fails to prevent such a violation or the Fund’s disqualification as a REIT for tax purposes, then the initial intended transfer or ownership will be null and void from the outset. Anyone who acquires or owns Shares in violation of the aggregate Share ownership limit, unless such ownership limit or limits have been waived by the Investment Manager, or the other restrictions on transfer or ownership in the Bylaws, bears the risk of a financial loss when the Shares are redeemed or sold, if the NAV of the Shares falls between the date of purchase and the date of repurchase.

Investment in “kickers”. The Fund intends to make certain other investments through pass-through subsidiaries (with rights to receive preferred economic returns) and may invest in “kickers” with respect to certain investments that the Fund determines to hold outside of a TRS. The character of such investments for REIT tax purposes may depend on the assets and operations of the issuer, which the Fund generally will not control. Thus, no assurance can be given that any such issuer will not operate in a manner that causes the Fund to fail an income or asset test requirement. In addition, the proper treatment of certain investments, including investments through pass-through subsidiaries (with rights to receive preferred economic returns) and “kickers,” for U.S. federal income tax purposes is unclear. If the IRS were to successfully challenge the Fund’s characterization of an investment, it could adversely affect the Fund’s REIT status.

Revocation of the Fund’s qualification for taxation as a REIT may cause adverse consequences to Investors. The Board may revoke or otherwise terminate the Fund’s REIT status election, without the approval of Investors, if it determines that it is no longer in the Fund’s best interest to qualify for taxation as a REIT. If the Fund ceases to maintain its REIT status, the Fund will not be allowed a deduction for dividends paid to Investors in computing the Fund’s taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on the Fund’s total return to Investors.

Legislative or regulatory action related to federal income tax laws could adversely affect Fund’s Investors and/or the Fund’s business. The present U.S. federal income tax treatment of REITs may be modified, possibly with retroactive effect, by legislative, judicial or administrative action at any time. The REIT rules are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department, which may result in statutory changes as well as revisions to regulations and interpretations. In addition, in recent years, numerous legislative, judicial and administrative changes have been made to the federal income tax laws applicable to investments in funds that qualify for taxation as REITs and similar entities. Additional changes to tax laws and regulations are likely to continue to occur in the future, and the Fund cannot assure Investors that any such changes will not adversely affect the taxation of an Investor or will not have an adverse effect on an investment in the Fund’s Shares. Investors are urged to consult with their own tax advisors with respect to the potential effect that the TCJA or other legislative, regulatory or administrative developments and proposals could have on their investment in the Fund’s Shares.

The Investment Manager and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT. Funds are subject to numerous complex requirements in order to maintain their REIT status, including income and asset composition tests. The Investment Manager and its affiliates have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Investment Manager and its affiliates manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the value of the Fund’s Shares.

You are strongly advised to consult your own tax advisor regarding the U.S. federal, state, local and non-U.S. tax consequences of the purchase, ownership, and disposition of shares in the Fund (including any possible differing treatment of such shares). For a discussion of the U.S. federal income tax consequences of an investment in the Fund, see the section titled Certain U.S. Federal Income Tax Considerations.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Dec. 31, 2025
Risks Related to Fund Management and CrowdStreet Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Related to Fund Management and CrowdStreet Operations
Reliance on and Consequences of Relationship with CrowdStreet [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on and Consequences of Relationship with CrowdStreet. Shares are offered and sold to prospective investors, and the Fund invested in Portfolio Companies, through the Marketplace operated and controlled by CrowdStreet. Moreover, the Investment Manager is controlled by CrowdStreet. As a result, the Fund’s investment program relies substantially on the ongoing maintenance of a relationship with CrowdStreet and its affiliated entities (each, a “CrowdStreet Affiliate”). The Fund will be vulnerable to any disruption to the offering of Portfolio Companies through the Marketplace, and to any disruption of the relationship between the Fund and the Investment Manager, on the one hand, and CrowdStreet and the CrowdStreet Affiliates, on the other hand. For example, if one or more of CrowdStreet or the CrowdStreet Affiliates became subject to investigation or enforcement proceedings, such investigation or enforcement proceedings could materially and adversely impact the Fund or the Fund’s ability to invest in Portfolio Companies.

In addition, any adverse changes in the financial condition of CrowdStreet, the Investment Manager, or the CrowdStreet Affiliates could hinder the ability of the Investment Manager to successfully manage the Fund’s operations and Portfolio Companies, in which case the Fund’s operating performance could suffer and adversely impact the value of an investment in the Fund.

The success of the Fund depends on key personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The success of the Fund depends on key personnel. The success of the Fund is substantially dependent on certain key employees of CrowdStreet. Should one or more of these individuals become incapacitated or in some other way cease to participate in their role, performance of the Fund could be adversely affected.

Conflicts of interest due to common management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of interest due to common management. CrowdStreet and the CrowdStreet Affiliates are expected to share common management with the Investment Manager, which may subject one or more of the members of the professional staff of the Investment Manager (each, a “Fund Manager”) to certain fiduciary or other duties, including responsibilities with respect to other, the exercise of which duties may not be in the Fund’s best interests. As a result, the common management of and relationship between CrowdStreet or a CrowdStreet Affiliate and the Investment Manager may present unique risks and potential conflicts of interest. For additional information concerning conflicts of interest, please see below under the heading “Risks Related to Conflicts of Interest.”

The loss of the services of one or more Fund Managers could have an adverse impact on the Fund’ ability to realize its investment objective. In addition, each Fund Manager will continue to have responsibilities with respect to other funds and accounts managed and advised by the Investment Manager, and will not be required to devote their time and attention exclusively to the Fund. Thus, such persons will have demands made on their time for the investment, monitoring, exit strategy and other functions of other funds and accounts.

The continued operation of the CrowdStreet website is critical to the administration and investment program of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The continued operation of the CrowdStreet website is critical to the administration and investment program of the Fund. The administration of the Fund and the Fund’s investment program will rely on the satisfactory performance, reliability and availability of the CrowdStreet website and the systems supporting the CrowdStreet website and other electronic infrastructure. If the CrowdStreet website or the systems supporting the CrowdStreet website temporarily shut down or lose data, then the Investment Manager’s ability to perform its obligations with respect to the Fund and the Portfolio Companies could be materially and adversely affected.

CrowdStreet or the Investment Manager may have inadequate compliance functions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CrowdStreet or the Investment Manager may have inadequate compliance functions. Despite the efforts of CrowdStreet and the Investment Manager to comply with applicable laws and regulations, it is possible that the activities of CrowdStreet and the Investment Manager could be inconsistent with, or fail or be alleged to fail to meet all requirements of, such laws or regulations. Failure on the part of CrowdStreet or the Investment Manager, or the failure by third-party providers or partners of CrowdStreet or the Investment Manager, to comply with applicable laws or regulations relating to the Fund or the Fund’s investments in Portfolio Companies, could result in fines or proceedings by governmental agencies or private claims and litigation, any of which could adversely affect the business, financial condition and results of operations of the Fund. In addition, any such compliance issues could harm CrowdStreet’s reputation and have a material and adverse effect on the Fund.

Placement Agents [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Placement Agents. Certain placement agents may charge CrowdStreet or the Investment Manager certain transaction or other fees in such amounts as they may determine. The Fund is not charged placement fees. All or a portion of such compensation may be paid by a placement agent to the financial advisory personnel involved in the sale of Shares. As a result of the various payments that placement agents may receive from CrowdStreet or the Investment Manager, the amount of compensation that a placement agent may receive in connection with the sale of Shares may be greater than the compensation it may receive for the distribution of other investment products. This difference in compensation may create an incentive for a placement agent to recommend the Fund over another investment product. Placement agents may be subject to certain conflicts of interest with respect to the Fund. For example, the Fund, the Investment Manager or investment vehicles managed or sponsored by CrowdStreet or the Investment Manager may (i) purchase securities or other assets directly or indirectly from, (ii) enter into financial or other transactions with or (iii) otherwise convey benefits through commercial activities to a placement agent. As such, certain conflicts of interest may exist between such persons and a placement agent. Such transactions may occur in the future and generally there is no limit to the amount of such transactions that may occur. Placement agents may perform investment advisory and other services for other investment entities with investment objectives and policies similar to those of the Fund or other funds managed or sponsored by CrowdStreet or the Investment Manager. Such entities may compete with the Fund or such other funds for investment opportunities and may invest directly in such investment opportunities. Placement agents that invest in such other funds may do so on terms that are more favorable than those of the Fund. A placement agent may pay all or a portion of the fees paid to it to certain of its affiliates, including, without limitation, financial advisors whose clients purchase Shares. Such fee arrangements may create an incentive for a placement agent to encourage investment in the Fund, independent of a prospective Investor’s objectives.

Investor confidential information on the CrowdStreet website is susceptible to cybersecurity risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investor confidential information on the CrowdStreet website is susceptible to cybersecurity risks. The CrowdStreet website and supporting systems store confidential information about the Shares, including information about investors’ bank accounts and other personally identifiable sensitive data. CrowdStreet collects this information from the CrowdStreet website, supporting systems and several other sources (e.g., information about Investors may be provided to us through Investors completing the Subscription Agreement or from reports generated by credit reporting agencies, title insurance companies or other third parties and then stored on our systems). If any of the confidential information stored on the CrowdStreet website or supporting systems is compromised, Investors’ confidential information and other investors’ confidential information may be stolen. This could occur as the result of any accidental or willful cybersecurity breach or other unauthorized access of the CrowdStreet website and supporting systems. If an Investor’s confidential information is stolen, it may be used for criminal purposes, and such Investor would be subject to increased risk of fraud or identity theft.

Because techniques used to obtain unauthorized access to or to otherwise sabotage computer systems change frequently and generally are not recognized until they are launched against a target, CrowdStreet and any of its technology service providers (e.g., web hosting service providers) may be unable to anticipate these techniques or to implement adequate preventative measures.

If investors’ confidential information becomes subject to a data security breach, then CrowdStreet would need to provide any disclosures required by applicable law, which may prove costly to provide and are likely to lead to widespread negative publicity about CrowdStreet and the CrowdStreet website. Any negative publicity of this nature may cause our investors, affiliates and partners to lose confidence in the effectiveness of our data security measures. Any actual or perceived security breach would harm our reputation, potentially cause us to lose investors and could adversely affect the value of your investment in the Fund.

CrowdStreet’s privacy policies with respect to confidential information stored on the Marketplace and our systems supporting the Marketplace are set forth on the CrowdStreet website at www.CrowdStreet.com.

Risks Associated with Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Associated with Investment Strategy
The Fund's investments will be subject to the risks typically associated with investments in real estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments will be subject to the risks typically associated with investments in real estate. REITs and real estate companies are subject to risks associated with the ownership of real estate, including possible adverse changes in zoning laws, limitations on rents, the risk of casualty or condemnation losses and terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the recent events described above). Some REITs and real estate companies may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT or real estate company could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. The Fund’s investments in real estate (including equity investments in real property) may be affected by any of these factors. Therefore, the Fund’s investments will be subject to the risks typically associated with real estate.

The Fund's investment portfolio will be impacted by the performance of the commercial real estate market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investment portfolio will be impacted by the performance of the commercial real estate market. Because the Fund concentrates its investments in commercial real estate, its portfolio will be significantly impacted by the performance of the commercial real estate market and may experience more volatility and be exposed to greater risk than a diversified portfolio. The values of Portfolio Companies are expected to be affected by the risks inherent in the ownership of real estate assets, including, but are not limited to:

●	General and local economic conditions and negative developments in the business economy, the supply and demand for properties, and the financial resources of tenants;

●	Changes in building, environmental, zoning, and other laws;

●	Changes in real property tax rates;

●	Changes in interest rates and the availability of mortgage funds, which may render the purchase, sale, or refinancing of properties difficult or impracticable;

●	Environmental risks, such as cleanup costs and other liabilities from hazardous waste, mold, or indoor air pollution;

●	Uninsured casualties, acts of God (such as earthquake, tsunami, hurricane, wind, flood, epidemic), war, terrorism, nuclear accident, labor dispute, riot, and other factors that are beyond the control of the Fund and may not be insurable at reasonable cost to the full extent needed to protect the real estate or its revenue-generating capacity;

●	Development, redevelopment, and construction delays and cost overruns.

Construction and renovation is subject to risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Construction and renovation is subject to risks. The Fund may invest in Portfolio Companies whose performance depends on construction or large renovations prior to achieving stabilization of the property at target rental rates. Such projects are subject to increased risk resulting from cost overruns, labor shortages, permitting delays, availability of materials, weather and many other risks which could increase costs and delay profitable operations. Such an occurrence could delay and/or reduce a Portfolio Company’s distributions to the Fund.

The investment strategy includes investments in special situation and distressed assets that involve significant risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The investment strategy includes investments in special situation and distressed assets that involve significant risks. The Fund may invest in commercial properties that are experiencing, or are expected to experience, severe financial difficulties, including weak financial conditions, poor operating results, substantial financing needs, negative net worth and/or special competitive problems. Portfolio Companies of this type may involve substantial financial, legal and business risks that can result in substantial, or at times even total, losses. The severe financial difficulties of such commercial properties may never be overcome and may cause such commercial properties to become subject to bankruptcy proceedings. As such, these Portfolio Companies could subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment. Under certain circumstances, payments or distributions to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or a similar transaction under the applicable bankruptcy and insolvency laws. In addition, under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions. Further, in liquidation and other forms of insolvency and reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash, assets or a new security the value of which will be less than the purchase price paid by the Fund.

The Fund may also invest in highly leveraged commercial properties. Portfolio Companies in leveraged commercial properties involve a number of significant risks. Leveraged commercial properties in which the Fund invests may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds. Such developments may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees that it may have obtained in connection with its investment. Smaller leveraged commercial properties also may have less predictable operating results and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position.

Leveraged investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraged investments. The Fund does not deploy leverage in connection with its investment activities. However, the Fund will make equity investments in entities with leveraged capital structures. Although the use of leverage by Portfolio Companies in connection with their real estate operations may enhance returns, leverage also involves a high degree of financial risk and may increase the exposure of such Portfolio Companies to factors such as rising interest rates, downturns in the economy, or deterioration in the condition of the assets underlying such Portfolio Companies.

Unsuccessful real estate investments may result in poor returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsuccessful real estate investments may result in poor returns. Real estate investments entail risks such as, without limitation, the risk of not correctly anticipating conditions or trends in the real estate market or misevaluating a Project Sponsor’s ability to adequately manage the business and investments of a Portfolio Company. If such events occur, they may adversely affect the value of the Fund’s investments and result in poor returns. In addition, misconduct from parties involved in a given real estate investment (such as the borrower, broker, escrow agent, appraiser, etc.) may adversely affect the value of the Fund’s investments and result in poor returns. Poor returns may negatively affect the Fund’s ability to make distributions to investors and may result in a total loss of an investor’s investment in the Fund.

Debt incurred by a Portfolio Company increases risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt incurred by a Portfolio Company increases risk. If a Portfolio Company incurs indebtedness, that indebtedness may adversely affect the Portfolio Company’s creditworthiness generally, and could result in the financial distress, insolvency, or bankruptcy of the Portfolio Company. To the extent that a Portfolio Company has or incurs indebtedness and cannot pay all of its indebtedness, the Portfolio Company may choose to make payments to its creditors, rather than to its investors, including the Fund.

Equity investments in a Portfolio Company will be subordinate to existing and future indebtedness of a Portfolio Company. A significant portion of the Fund’s investments will generally constitute equity interests in a Portfolio Company, not indebtedness. As such, such investments will rank junior to all indebtedness and other non-equity claims on the Portfolio Company, and potentially other classes of equity of the Portfolio Company, with respect to assets available to satisfy claims against the Portfolio Company, including in its liquidation. Further, the Portfolio Company’s existing and future indebtedness, and potentially other classes of equity, may restrict payment of preferred return (and any forms of current income) on Portfolio Companies in which the Fund invests. Additionally, unlike loans, where principal and interest will be payable on specified due dates, in the case of equity investments in Portfolio Companies, distributions of preferred return and common equity returns, or any forms of current income in respect of equity investments in Portfolio Companies, are expected to be payable at the discretion of the Project Sponsor of the applicable Portfolio Company.

Co-Investment risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment risks. The Investment Company Act limits or prohibits the Fund from participating in certain transactions and co-investments with certain of its affiliates. The Fund generally will be prohibited, for example, from buying or selling any securities from or to another client of the Investment Manager or its affiliates. The Investment Company Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness). The SEC has interpreted the Investment Company Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

The Fund is subject to risks of expedited transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to risks of expedited transactions. Investment analyses and decisions by the Investment Manager may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities or to comply with the requirement that 90% of the Fund’s investments must be comprised of qualifying assets on each testing date. In these circumstances, the Investment Manager may not have performed thorough due diligence, resulting in making an investment that the Investment Manager would not otherwise have made. The Investment Manager often expects to rely upon information provided by Project Sponsors. No assurance can be given as to the accuracy or completeness of the information provided by Project Sponsors. Further, indemnification or other remedies may not be available to the Fund due to contractual provisions limiting such indemnification or other remedies.

The Fund is non-diversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is non-diversified. To the extent the Investment Manager concentrates the Fund’s investments in a particular market or a particular asset type, the Fund’s portfolio may become more susceptible to fluctuations in value resulting from adverse economic or business conditions affecting that particular market or asset type. In addition, the Fund will focus on real estate development opportunities in targeted markets. Although the Investment Manager will attempt to minimize risk, the Fund’s actual returns will be subject to numerous factors beyond the Investment Manager’s control. Because the Fund’s Portfolio Companies are expected to be concentrated within targeted markets, portfolio diversification will be less than would be possible if the Fund were to invest in a range of real estate opportunities across several markets. Such reduced diversification may increase the volatility of the Fund’s returns, and could reduce the Fund’s returns relative to diversified funds. In addition, during the early stages, the Fund may hold more concentrated positions than it otherwise would.

Real estate valuation is inherently inexact [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real estate valuation is inherently inexact. Real estate valuation is an inherently inexact process and depends on numerous factors, all of which are subject to change. The property valuation models and methods used by the Investment Manager and/or Project Sponsors may be deficient and may increase the risk of default. Appraisals or opinions of value may prove to be insufficiently supported, and the Investment Manager’s estimate of the value of the property underlying a Portfolio Company in determining whether to make an investment may be based on information that is incorrect or incomplete or on opinions that are overly optimistic. The risk of poor investment returns in such situations is increased. Poor returns may negatively affect the Fund’s ability to make distributions to investors and may result in a total loss of an investor’s investment in the Fund.

No guarantee of distributions of current income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No guarantee of distributions of current income. Investors should invest in the Fund without any expectation of, and not expecting to rely on, any particular level of ongoing distributions from the Fund at any given time. Notwithstanding the Fund’s investment strategy, Investors should be prepared to not receive any cash distributions from the Fund for a period of years, and once cash distributions are received from the Fund, Investors should not expect that distributions would continue at such level.

Returns and loss rates on underlying investments may be uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Returns and loss rates on underlying investments may be uncertain. The Investment Manager will not have significant historical performance data about returns on the Portfolio Companies in which the Fund invests, and even if an abundance of data was available, historical returns are not necessarily an accurate indicator or predictor of future performance. The Investment Manager cannot predict what the long-term rates of return will be on any given Portfolio Company, which could increase or decrease as a result of factors beyond the control of the Investment Manager or other persons involved in the performance of a Portfolio Company. Such factors may include prevailing interest rates, the rate of unemployment, the level of consumer confidence, decline in property values, degradation of specific properties, the value of the U.S. dollar, energy prices, changes in consumer spending or sentiment, the number of personal bankruptcies, disruptions in the credit markets and other factors.

Delays in filling vacancies or selling real estate could adversely affect Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delays in filling vacancies or selling real estate could adversely affect Portfolio Companies. The Portfolio Companies in which the Fund invests will hold interests in commercial properties, some of which may house tenants and incur vacancies either by the expiration of tenant leases or by the default of tenants under their leases. Some commercial properties underlying Portfolio Companies may have vacancies at the time a Portfolio Company is acquired by the Fund. Some commercial properties may be believed to be leased at the time a Portfolio Company is acquired by the Fund, when in fact the leases have been fraudulent, breached, or canceled. If the commercial property underlying a Portfolio Company experiences tenant vacancies, or if tenants cannot be found for such commercial property at the projected rates or at all, the commercial property underlying a Portfolio Company may suffer reduced revenues, which would adversely affect the value of the associated Portfolio Company held by the Fund. In addition, the resale value of a Portfolio Company could be diminished, because the market value of a particular commercial property may depend upon the value of its cash flow, which value may be impaired as a result of tenant vacancies. Tenant vacancies or diminished market value may negatively affect returns on Portfolio Companies and subsequently adversely affect the Fund’s ability to make distributions to investors in the Fund.

The Fund's investments may be subject to indirect or direct environmental risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments may be subject to indirect or direct environmental risks. Environmental issues may affect the operation or value of the commercial property underlying a Portfolio Company. If toxic environmental contamination is discovered to exist on a commercial property underlying a Portfolio Company, such contamination might affect the viability of and returns generated by such commercial property, and the associated Portfolio Company could, in turn, be devalued or become worthless. In addition, any such contamination could give rise to potential additional liabilities of the Portfolio Company, including reporting requirements, remediation costs, fines, penalties and damages, all of which would adversely affect the value of the Fund’s Portfolio Company.

The Fund's investments will be subject to risks of natural disasters, terrorist acts and similar dislocations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments will be subject to risks of natural disasters, terrorist acts and similar dislocations. Upon the occurrence of a natural disaster such as flood, hurricane, or earthquake, or upon an incident of war, riot or civil unrest, the impacted country or region may not efficiently and quickly recover from such event, which can have a material adverse effect on the Fund’s investments and other development in such country or region. Terrorist attacks and related events can result in increased short-term economic volatility. U.S. military and related actions abroad, and terrorist actions worldwide, could have significant adverse effects on U.S. and world economies and securities markets and on the U.S. real estate market. The effects of future terrorist acts (or threats thereof), military action or similar events on the economies and securities markets of countries cannot be predicted. Such disruptions of the world financial markets could affect interest rates, ratings, credit risk, inflation, availability of borrowing and other factors relating to the Fund’s investments.

Risks Associated with the Fund's Structure and Terms [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Associated with the Fund’s Structure and Terms
Reliance on the Investment Manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Investment Manager. Subject to the investment limitations set forth herein and applicable law, the Investment Manager has complete discretion with respect to the Fund’s portfolio. The Investors will not make decisions with respect to the management, disposition or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs. The Investment Manager will have sole discretion over the investment of the funds committed to the Fund as well as the ultimate realization of any profits. There can be no guarantee that the Investment Manager’s investment techniques or investment decisions will produce the desired results. The Investors will not have the opportunity to evaluate the relevant economic, financial and other information that will be utilized by the Investment Manager in its selection of investments. Investors in the Fund will be relying on the Investment Manager to identify, structure, and implement investments consistent with the Fund’s investment objectives and policies and to conduct the business of the Fund. The Investors will not make decisions with respect to the management, disposition or other realization of any investment made by the Fund, or other decisions regarding the Fund’s business and affairs. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Investment Manager in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

The Fund has limited operating history, and past investment performance is not indicative of the Fund's future investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund has limited operating history, and past investment performance is not indicative of the Fund’s future investments. The Fund has limited operating history on which prospective investors may base an evaluation of likely performance. While the Investment Manager intends for the Fund to make investments that have estimated returns commensurate with the risks undertaken, there can be no assurance that targeted results will be achieved. Loss of principal is possible on any given investment.

To the extent that the Investment Manager or CrowdStreet is responsible for or otherwise associated with the investment results of a prior fund or separately managed account, those results are, in any event, past results and are not necessarily indicative of future results of the Fund’s investments. Any such prior funds or separately managed accounts may have benefited from investment opportunities and general market conditions that may not repeat themselves, including the availability of debt capital on attractive terms. The Fund may not be able to achieve the same returns or profitable investment opportunities or deploy or return capital as quickly as any such prior funds, and favorable market conditions may not arise. There can be no assurance that any of the Fund’s investments will perform as well as any past investments of any such prior funds.

The Fund's investments will be illiquid, long-term investments with limited transferability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments will be illiquid, long-term investments with limited transferability. The Fund expects that there will be no secondary or public market for the Portfolio Companies in which the Fund invests. The Fund’s investments may generate current income, but the return of capital and the realization of gains to investors, if any, from an investment will generally occur only upon the partial or complete disposition or refinancing of the property underlying such investment. Further, the Fund does not expect that it will have any ability to determine when and if a disposition or refinancing of a property will occur, subject to the limitations of the offering documents for each deal. While an investment may be realized at any time, it is generally expected that this will not occur for several years after the investment is made. Dispositions of investments may also be subject to contractual limitations on transfer, the desire to minimize or delay transfer or taxes, or other restrictions that would interfere with the subsequent disposition of such investments or adversely affect the terms that could be obtained upon any disposition thereof. Typically, Portfolio Company investors such as the Fund are prohibited from selling, assigning, or transferring their assets without the prior written consent of the issuer. As a result, there is a significant risk that the Fund may be unable to realize its investment objectives by sale or other disposition at attractive prices or will otherwise be unable to complete any exit strategy.

Shares in the Fund will be subject to transfer restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares in the Fund will be subject to transfer restrictions. Applicable securities laws impose restrictions upon the transferability of Shares. There is no public or other market for the Shares, and it is not expected that such a market will develop or be maintained. Redemption of Shares by Investors will generally not be permitted.

Economic interest of the Investment Manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic interest of the Investment Manager. Investors are required to pay Management Fees, Investor Servicing Fees and reimbursable expenses to the Fund, regardless of whether the Fund experiences net profits or net losses in a particular year or over the term of its constituent investments. Among other things, this arrangement may incentivize the Investment Manager to maintain the existence of the Fund (or to defer causing the Fund to dispose of portfolio assets) for the purpose of maintaining the payment of Management Fees and the Investor Servicing Fees. Because the Investment Manager will not receive a percentage of the profits of the Fund and will not make a capital contribution to the Fund, the Investment Manager may lack the financial incentive or risk aversion that the Investment Manager would have if it received allocations and distributions on a basis identical to that of the Investor.

Term [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Term. Unless otherwise set forth in the Bylaws, the Fund will have no set term. As such, the Investment Manager will have complete discretion regarding when to dispose of the Fund’s assets and begin its liquidation and winding-down period, subject to the completion of a Portfolio Company’s life cycle. The Fund is fully deployed and will make no future investments other than those that may be appropriate with respect to an existing Portfolio Company. The Fund seeks to structure its holdings such that the final asset is liquidated within 5 to 7 years after the Initial Closing, but there can be no assurance that this can be achieved. The other risk factors described in the Fund’s disclosure documents, such as market conditions and natural disasters, can materially delay the Fund’s ability to deploy capital during the expected time frame and can materially delay a Project Sponsor’s ability to complete the Portfolio Company’s life cycle. The Fund will not have control over the Portfolio Company’s operations or decisions and will not be able to force a sale of the underlying real estate assets. If the Fund is unable to fully realize all of its investments during the anticipated Fund term, the Fund may be unable to sell the Portfolio Company or distribute its interest among the Investors. In that event, the Fund may be required to continue its term beyond the expected period. In addition, the Fund’s liquidation and winding-down period may extend for a substantial period of time due to other contingent liabilities associated with the Portfolio Companies. Accordingly, prospective investors must be prepared to continue to hold their Shares for an extended period even following the Fund’s sale of its assets.

The Fund may make investments which may not be realized prior to the date the Fund begins its liquidation and winding-down period [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may make investments which may not be realized prior to the date the Fund begins its liquidation and winding-down period. The Fund may attempt to sell, distribute, or otherwise dispose of investments at a time which may be disadvantageous, and as a result, the price obtained for such investments may be less than that which could have been obtained if the investments were held for a longer period of time. Moreover, the Fund may be unsuccessful in realizing investments at the time of the Fund’s liquidation and winding-down period. There can be no assurance that the winding down of the Fund and the final distribution of its assets will be able to be executed expeditiously

Reserves [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reserves. In managing the Fund, the Investment Manager will establish reserves for operating expenses, Fund liabilities, and other matters. Estimating the amount necessary for such reserves will be difficult. Inadequate or excessive reserves could have a material adverse effect upon the investment returns to the Investors of the Fund. For example, if reserves are inadequate, the Fund may be unable to take advantage of attractive follow-on or other investment opportunities or to protect its existing investments from dilutive or other punitive terms associated with a “pay-to-play” or similar investment round. If reserves are excessive, the Fund may not otherwise have adequate capital available to invest in attractive investment opportunities or may hold unnecessary amounts of capital in money market or similar low-yield accounts.

In-kind distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

In-kind distributions. The Investment Manager expects in most instances to cause the Fund to make distributions to the Investors in cash, but retains the discretion to make distributions of securities in kind to the Investors to the extent permitted under applicable law. There can be no assurance that securities distributed in kind will be readily marketable or salable, and Investors may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities. If the Fund ultimately receives distributions in kind indirectly from any of the Portfolio Companies, it may incur additional costs and risks in connection with the disposition of such assets or may distribute such assets in kind to the Investors who may incur such costs and risks.

Risks Generally Associated with Investments in Securities and Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Generally Associated with Investments in Securities and Private Investment Funds
Suitability [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Suitability. Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.

Investors will lack control of the Fund and will have limited voting rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors will lack control of the Fund and will have limited voting rights. The Fund will be managed by the Investment Manager. Investors will have no right or power to take part in the management of the Fund and will have no effective means of influencing day-to-day actions of or in the conduct of the affairs of the Fund. Except for the limited rights set forth in the Bylaws, investors holding Shares in the Fund have no governance, control or voting rights. Investors holding Shares in the Fund also have no right to remove the Investment Manager, except under limited circumstances.

There is no assurance that the Fund will be able to achieve its investment objectives, as a result of which you may lose some or all of your investment. All investing activities risk the loss of capital. While the Fund will attempt to moderate these risks, there can be no assurance that the Fund will be successful, or that investors will not suffer significant losses. No guarantee or representation is made that investment objectives of the Fund will be achieved. You should not subscribe unless you can readily bear the consequences of such loss.

Failure to raise enough capital to execute the investment program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to raise enough capital to execute the investment program. The Investment Manager will have discretion to determine the amount of Subscription Amounts accepted from Investors. Moreover, the Investment Manager may be more, or less, successful than anticipated in raising capital for the Fund. As a consequence, the total amount of Subscription Amounts made to the Fund may be more or less than any target amount specified by the Investment Manager in the Fund’s disclosure documents. Any such deviation may have a material impact upon the operations of the Fund. In particular, if the total Subscription Amounts to the Fund are less than targeted, the Fund’s investment program may be impaired. Nevertheless, prospective Investors may not rely upon any expectation that total Subscription Amounts to the Fund will match any specified target amount.

There are risks of Investors not receiving any distributable cash [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are risks of Investors not receiving any distributable cash. There can be no assurance that the Fund will be a profitable operation, or that Portfolio Companies will be able to avoid losses, or that cash from the Fund’s investments will be sufficient to enable distributions to investors. The Fund will have no source of funds from which to pay distributions to investors other than income and disposition proceeds generated by its investments.

The Fund will face substantial competition for suitable investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund will face substantial competition for suitable investments. The Fund will be competing for investments with many other real estate investment vehicles, as well as individuals, operating companies, financial institutions (such as real estate investment trusts, mortgage banks, pension funds and real estate operating companies) and other institutional investors. Consequently, it is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. There can be no assurance that investments of the type in which the Fund may invest will continue to be available for the Fund’s investment activities or that available investments will meet the Fund’s investment criteria. Further, to the extent suitable investments are available, there can be no assurance that if such investments are made, the objectives of the Fund will be achieved.

The Fund's investments will be subject to risks from general economic and market conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s investments will be subject to risks from general economic and market conditions. The real estate industry generally and the success of the Fund’s investment activities will both be affected by general economic and market conditions, as well as by changes in laws, and national and international political and socioeconomic circumstances. These factors may affect the level and volatility of asset values and the liquidity of the underlying real estate , which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in interest rates may affect the value of the Fund’s investments. A sustained downturn in the United States or global economy (or any particular segment thereof) could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio to perform under or refinance their existing obligations and impair the ability of sponsors to effectively sell or refinance the underlying real estate on favorable terms.

The Fund is subject to risks related to pandemic [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to risks related to pandemic. Lingering volatility in regional economies and global stock markets related to the coronavirus disease or another pandemic or public health crisis may have a material adverse effect on the value and liquidity of the Fund’s investments. The real estate industry generally, and commercial real estate in particular, may be affected by a pandemic, which may in turn adversely affect the success of the Fund’s investments. Contractual and statutory provisions may result in rent relief for tenants or trigger tenant termination rights, resulting in loss of income for commercial properties underlying Portfolio Companies. Commercial real estate service providers and real estate construction projects may experience a shortage of needed supplies or delivery delays in needed supplies, which could delay or impair the income-earning potential of such commercial properties. Demand for commercial real estate may decline substantially, and such effects may persist indefinitely. These factors, as well as currently unidentified pandemic-related impacts on the real estate market, may have a material adverse effect on the success of the Fund.

Risks Related to Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Related to Conflicts of Interest
Project Sponsors will provide compensation to CrowdStreet [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Project Sponsors will provide compensation to CrowdStreet. CrowdStreet may be compensated by Project Sponsors for access to the Marketplace and the use of CrowdStreet’s technology and services. Indirectly, this compensation is used to fund employee compensation, including employees of CrowdStreet and its affiliates who perform services for the Investment Manager. Such compensation may create concern that the investment activities of these personnel could favor the interests of CrowdStreet at the expense of the Investors.

Transactions with and payment of fees to CrowdStreet Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transactions with and payment of fees to CrowdStreet Affiliates. CrowdStreet Affiliates charge Project Sponsors technology and services fees, and charged certain Project Sponsors placement fees (“Crowdstreet Fees”). While such services are provided at market rates negotiated with unaffiliated Project Sponsors, the use and selection of affiliated entities by the Investment Manager create conflicts of interest in that the Investment Manager may benefit from such arrangements and will be disincentivized from entering into agreements with unaffiliated entities. The Project Sponsors may capitalize or expense some or all of the CrowdStreet Fees, as well as fees charged by other service providers who are not affiliated with CrowdStreet, in the real estate project underlying the Portfolio Company. CrowdStreet Fees and other service provider fees increase a Portfolio Company’s expenses, which may reduce cash available for distributions to investors, including the Fund. The net impact of CrowdStreet Fees on the expenses of the Portfolio Company will vary based on numerous factors, as will the impact on the Fund’s performance, which the Fund estimates to range from 0.0% to 1.0% of Average Net Assets (annualized). In the unlikely event that a CrowdStreet Affiliate charges a Project Sponsor fees for services that overlap with services to be provided by the Investment Manager to the Fund in connection with the Investment Manager’s fees, the Investment Manager will reduce the amount of the Investor Servicing Fees charged to the Fund by an amount equal to the CrowdStreet Fees paid by the Project Sponsor for such overlapping services.

Fees paid by Project Sponsors to access the Marketplace may present conflicts of interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fees paid by Project Sponsors to access the Marketplace may present conflicts of interest. The existence of the Fund and its ability to invest in Portfolio Companies on the Marketplace is one factor that may make the Marketplace more attractive to sponsors seeking means for raising capital. Because CrowdStreet receives compensation from sponsors (or investment vehicles) who publish their offerings on the Marketplace for the use of CrowdStreet’s technology and services, CrowdStreet will indirectly benefit from any increased interest in the Marketplace caused by the operation of the Fund.

The terms of the engagement by the Fund of the Investment Manager and its affiliates may not be negotiated at arm's-length [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The terms of the engagement by the Fund of the Investment Manager and its affiliates may not be negotiated at arm’s-length. The Investment Manager and its affiliates are entitled to significant compensation. None of this compensation was or will be determined by arms’-length negotiations. Additionally, certain (i) service providers (or attorneys, other consultants, and investment banking firms to the Fund; (ii) Investors; (iii) tenants of a property owned or partially owned by individual the Fund investors, or to which such investors serve as a lender or otherwise hold an equity interest; (iv) joint venture partners; (v) investors or shareholders in CrowdStreet; and (vi) other parties (collectively, “Relationship Parties”), may have had, or currently or in the future have, relationships with, provide goods or services to, or otherwise transact with CrowdStreet, the Investment Manager, or the Fund, amongst themselves, or with other organizations with which CrowdStreet employees, consultants, or contractors have been, are, or will be affiliated. The Fund may, in its sole discretion of the Investment Manager, conduct business with such Relationship Parties, and without any notice or disclosure thereof to Investors. These arrangements may not be at arm’s-length and may create a potential conflict of interest for the Investment Manager or one or more Fund Managers in deciding whether to select a Relationship Party to transact with the Fund. The Fund may engage the same Relationship Parties that are now or that have previously transacted with CrowdStreet Affiliates. In some cases, Relationship Parties may provide discounts in connection with transactions for one or more CrowdStreet Affiliates. There can be no guarantee that the Fund or any of its investments will receive the most beneficial terms offered by any particular Relationship Party. More favorable terms offered by Relationship Parties for certain work may influence CrowdStreet or the Investment Manager in deciding whether to select such Relationship Party to transact with CrowdStreet Affiliates.

The Investment Manager may organize, manage or otherwise engage in other investment funds or ventures while managing the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Manager may organize, manage or otherwise engage in other investment funds or ventures while managing the Fund. The Investment Manager or its affiliates may at any time hereafter organize, manage, serve as an Investment Manager of, or serve as the primary source of transactions for, investment portfolios or other funds, including the Fund, with different or the same investment objectives, asset classes and strategies (each, a “New Venture”). Neither the Investment Manager nor its affiliates will be restricted from participating in any New Venture, even though such activities may be in competition with the Fund or may involve substantial time and resources. The Investment Manager is not obligated to offer to the Fund or any Investor thereof an interest in any New Venture or the right to co-invest in any investment opportunity of any New Venture. Affiliates of the Investment Manager may have investments or business interests in New Ventures. The Investment Manager may provide advisory services to other clients. These relationships could be viewed as creating a conflict of interest in that the time and effort of the Investment Manager and their principals and employees will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and the management of the monies of other advisees and other business activities in which they engage.

Personnel working on behalf of the Investment Manager will devote such time as may be necessary to conduct the business affairs of the Investment Manager and the Fund in an appropriate manner. However, agreements between the Fund and investors do not impose any specific obligations or requirements concerning the specific amount of time or resources devoted to the affairs of the Fund. The Investment Manager (and CrowdStreet) personnel will work on behalf of multiple funds and may also perform services for CrowdStreet, the Marketplace, or other CrowdStreet affiliates and, therefore, conflicts may arise in the allocation of personnel and their time.

The Investment Company Act limits or prohibits the Fund from participating in certain transactions and co-investments with certain of its affiliates. The Fund generally will be prohibited, for example, from buying or selling any securities from or to another client of the Investment Manager or its affiliates. The Investment Company Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness). If a person acquires more than 25% of the Fund’s voting securities, the Fund generally will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons. Similar restrictions limit the Fund’s ability to transact business with its officers or Independent Directors or their affiliates. The SEC has interpreted the Investment Company Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

Employees, investment consultants, partners and affiliates, officers, and directors affiliated with CrowdStreet, the Investment Manager, and the Fund will be entitled to certain rights of exculpation and indemnification for liabilities incurred in connection with the affairs of the Fund. The Bylaws contain provisions that relieve the Investment Manager and Fund Managers of liability for certain acts or omissions. For example, the Investment Manager and Fund Managers generally will not be liable to the Investors or the Fund for acts or omissions that constitute ordinary negligence. Under certain circumstances, the Fund may even indemnify the Investment Manager and Fund Managers against liability to third parties resulting from such acts or omissions.

Furthermore, the Investment Manager is structured as a limited liability company, and the sole member of the Investment Manager generally will not be liable for the Investment Manager’s debts and obligations. In consequence, Investors may have little or no recourse to the assets of the member of the Investment Manager even if the Investment Manager breaches a duty to the Investors or to the Fund.

Notwithstanding any applicable provisions of the Bylaws, Investors may have, or be entitled to, rights, claims, causes of action or remedies that cannot be waived or forfeited under applicable law. In particular, Investors should consult with their own legal counsel before concluding that any particular claims against the Investment Manager or its beneficial owners have been waived or forfeited by virtue of the Bylaws or otherwise.

Legal counsel to the Fund does not also represent the Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal counsel to the Fund does not also represent the Investors. Documents relating to the Fund, including the Subscription Agreement to be completed by each investor as well as the Bylaws, will be detailed and often technical in nature. Stradley Ronon Stevens & Young, LLP (“Stradley”) represents the Fund and does not represent the interests of any investor. In its subscription agreement each investor will be required to waive any actual or potential conflicts of interest between such investor and Stradley. Accordingly, each investor is urged to consult with its own legal counsel before investing in the Fund or making any other decisions regarding Fund matters.

Risks Related to Third Parties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Related to Third Parties
The success of the Fund is dependent on the performance of the Project Sponsors and other third parties over which the Fund has no control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The success of the Fund is dependent on the performance of the Project Sponsors and other third parties over which the Fund has no control. The Fund expects that Project Sponsors will be responsible for various management functions that are essential to the success of the Portfolio Companies, including property marketing and leasing rates, payment of bills, maintenance of insurance, and property management generally. Poor management on the part of a Project Sponsor could adversely affect the financial performance of a particular Portfolio Company or expose it to unanticipated operating risks, which could reduce the underlying property’s cash flow and adversely affect the value of the Fund’s Portfolio Company.

In addition, the success of each Portfolio Company is dependent on the performance of third parties, such as developers, lenders, borrowers, etc. These third parties are solely responsible for operating their respective businesses, and their poor management or poor financial condition, or their engagement in illegal or otherwise ill-advised activities, could adversely affect the performance of a Portfolio Company or expose a Portfolio Company to unanticipated operating risks. If a third party’s ability to render services, make payments, or otherwise perform obligations in respect of a Portfolio Company is adversely affected, the expected payments or distributions on a Portfolio Company in that Portfolio Company may be reduced, if received at all.

Portfolio Companies may depend on third parties with limited to no operating history [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Companies may depend on third parties with limited to no operating history. The Project Sponsors and management teams of the various key actors on which Portfolio Companies rely, including any lenders and borrowers associated with the Portfolio Companies, may lack experience in the types of actions they engage in on behalf of the Portfolio Companies. For example, Project Sponsors may be required to obtain insurance on property tied to a Portfolio Company, but may be unable to do so at competitive rates for lack of knowledge and experience or due to providers charging higher rates to those with limited operating history. In these cases, operations of a Portfolio Company will be subject to all of the risks inherent in the establishment of a new business enterprise, including, but not limited to, hurdles or barriers to the implementation of business plans, successful completion of construction work, and other related real estate business activities.

The Investment Manager relies on information provided by third parties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Manager relies on information provided by third parties. The Investment Manager relies on information provided to it by third parties, such as developers, lenders, borrowers, Project Sponsors, appraisers, title agencies, escrow companies, data providers, machine-learning systems, etc., in its underwriting and vetting of potential investments. That information may be incomplete, inaccurate or intentionally false. For example, Project Sponsors provide a variety of information to the Investment Manager regarding their management of Portfolio Companies. When the Investment Manager evaluates a potential Portfolio Company for investment, some of this information may be included in the listing for the applicable Portfolio Company. Information provided by third parties may be incomplete, inaccurate, intentionally false or may misrepresent the intentions of the third parties. The Investment Manager makes attempts to verify some of the information provided to it by third parties, but, as a practical matter, cannot verify all of it. Typically, when the Fund makes a Portfolio Company, the Fund’s primary assurances that the financing proceeds will be properly spent by the third party are the contractual covenants agreed to by that third party. Though the Investment Manager or its affiliates performs due diligence on developers, lenders, borrowers and other relevant actors that the Investment Manager works with, the Fund may lose all or a portion of its Portfolio Company if any of these people or any other third party supplies false, misleading or inaccurate information.

Investors do not have recourse against Project Sponsors, other managers or owners of Portfolio Companies, or third-party service providers of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors do not have recourse against Project Sponsors, other managers or owners of Portfolio Companies, or third-party service providers of Portfolio Companies. By investing in the Fund, an Investor will not have privity of contract or any other legal relationship with any manager, owner, Project Sponsor or other third party involved with the Portfolio Companies in which the Fund invests, or any direct interest in the Fund’s Portfolio Companies. These restrictions limit the ability of an Investor to take action in the event of default or other issue related to the Fund’s investments, and require an Investor to rely solely on the Investment Manager’s efforts for such purposes.

Portfolio Companies may rely on third-party property managers and leasing agents for effective operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Companies may rely on third-party property managers and leasing agents for effective operations. The Fund expects that, in some instances, lenders, borrowers and other sponsors of Portfolio Companies will rely on third party property managers and leasing agents. The third party property managers will have significant decision-making authority with respect to the management of the Portfolio Companies. The Investment Manager’s ability to direct and control how a Portfolio Company is managed may be limited. The Investment Manager will not supervise any of the property managers or leasing agents or any of their respective personnel on a day-to-day basis. Thus, the success of a Portfolio Company may depend in part on the ability of third party property managers to manage the day-to-day operations, and on the ability of leasing agents to lease vacancies, of the Portfolio Company. Any adversity experienced by the property managers or leasing agents could adversely impact the payments or other returns to the Fund on Portfolio Companies, and subsequently affect the Investment Manager’s ability to make payments or distributions to investors in the Fund.

Investments with third parties in Portfolio Companies have risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments with third parties in Portfolio Companies have risks. The Fund will hold non-controlling interests in Portfolio Companies or, similarly, may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring non-controlling interests in certain Portfolio Companies. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take action contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party partners or co-venturers. The Fund’s ability to seek redress against a partner or manager which acts in a manner contrary to the interests of the Fund may also be limited. Investments made with third parties in joint ventures or other entities may involve carried interest and other fees payable to such third-party partners or co-venturers. Any such arrangements will result in lower returns to the Fund than if such arrangements had not existed. In addition, if the Fund and a third party or co-venturer cannot agree on decisions affecting the joint venture, it may adversely impact the investment results of the Fund. In such event, the Fund could have a diminished capacity to obtain investment opportunities, to capitalize upon relationships with co-venturers and to structure and execute its potential investments and dispositions.

The Fund’s investments will generally include equity interests in entities in which other investors also hold equity interests. The Fund will hold non-controlling interests in such entities. For example, a third party may hold the general partner (or equivalent) interest in, and therefore control, a Portfolio Company. In addition, a third party may be awarded consent rights regarding the management or sale of a Portfolio Company’s assets, including where the Fund owns a substantial interest in the Portfolio Company. Therefore, the Investment Manager generally will not have the ability to direct the management of, or decisions regarding the sale of, such a Portfolio Company. As a result of the foregoing, the Fund may have a limited ability to protect its position in a particular investment and may not be able to dispose of an investment at a time when it otherwise would have. Even absent a contractual restriction on the Fund’s ability to manage or sell a Portfolio Company on behalf of the Fund, a third party who has co-invested in a Portfolio Company alongside the Fund may determine not to sell its portion of such Portfolio Company at the same time as the Fund. This could hinder the Fund’s ability to find a buyer for such Portfolio Company or liquidate its Portfolio Company. Even if the Fund is able to find a buyer, the Fund may receive a lower price, or less favorable terms, than otherwise would have been the case.

Investing alongside another fund or other third parties will involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with those of the Fund, may cause reputational risk or harm to the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives, or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Furthermore, if a co-venturer defaults on its funding obligations, the Fund may be required to make up the shortfall. The occurrence of any of the foregoing may have a material adverse effect on the Fund and its investments.

Risks Related to Compliance, Regulation, and Certain Tax Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Related to Compliance, Regulation, and Certain Tax Matters
CrowdStreet and the Fund's business is subject to extensive government regulation, supervision, examination and enforcement, which could adversely affect CrowdStreet or the Fund's business, results of operations and financial condition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CrowdStreet and the Fund’s business is subject to extensive government regulation, supervision, examination and enforcement, which could adversely affect CrowdStreet or the Fund’s business, results of operations and financial condition. The businesses of CrowdStreet, the Investment Manager, and the Fund may be subject to federal, state and local laws. Federal, state or local laws applicable to real estate investing may change from time to time in ways that cannot be foreseen, and laws that do not affect CrowdStreet, the Investment Manager, or the Fund today may affect them in the future. In addition, some of these laws are extremely rigorous. Violations or alleged violations of such laws could result in statutory, punitive, consequential, and actual damages and/or administrative enforcement.

CrowdStreet, the Investment Manager, and the Fund also may be subject to potential enforcement, supervisions and other actions that may be brought by state attorneys general or other state and federal enforcement authorities and other governmental agencies. Any such actions could subject CrowdStreet, the Investment Manager, or the Fund to civil money penalties, customer remediation and increased compliance costs, as well as damage CrowdStreet’s, the Investment Manager’s, or the Fund’s reputation and brand and could limit or prohibit CrowdStreet’s, the Investment Manager’s, or the Fund’s ability to offer certain products and services or engage in certain business practices.

The Fund is subject to the risks relating to compliance with applicable law [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund is subject to the risks relating to compliance with applicable law. Although the Fund will seek to comply with all federal, state and local lending regulations, there is no assurance that the Fund will always be compliant or that there will not be allegations of non-compliance even if the Fund was or is fully compliant. Any violation of applicable law could result in, among other things, damages, fines, penalties, litigation costs, investigation costs and even restrictions on the ability of the Fund to conduct its business.

The Fund may be adversely affected if it does not perfect an exemption from registration under federal and state securities laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund may be adversely affected if it does not perfect an exemption from registration under federal and state securities laws. This offering has not been registered under the Securities Act, in reliance on the exemptive provisions of Section 4(a) (2) of the Securities Act and Regulation D promulgated thereunder. Section 18(b)(4)(D) of the Securities Act, added by the National Securities Markets Improvement Act of 1996, preempts state registration of transactions in securities exempt pursuant to “rules and regulations issued by the SEC under Section 4(a)(2) of the Securities Act.” Preemption therefore applies to transactions exempt under Regulation D, but not to transactions exempt under Section 4(a)(2) alone. Because of the lack of uniformity among the state’s securities laws and their general complicated nature, the Fund has chosen not to incur the expense and burden of reviewing exemptions under each state’s laws, but rather rely on the uniform exemption provided by Regulation D.

While the Fund believes reliance on such exemption is justified, no assurance can be given that the offering currently qualifies or will continue to qualify under the exemptive provisions of Regulation D because of, among other things, the adequacy of disclosure and the manner of distribution, the timeliness of filings, the existence of similar offerings in the past or in the future, or the retroactive change of any securities law or regulation. If the Fund fails to qualify for such exemptions under U.S. federal or one or more states’ securities laws then the rescission of sales of Shares at prices higher than the current value of those Shares, thus resulting in a potentially material and adverse effect on the Fund’s performance and business, may occur. Further, even non-meritorious claims that offers and sales of Shares were not made in compliance with applicable securities laws could materially and adversely affect the Fund’s ability to conduct its business.

The Investment Manager is subject to regulation as an investment adviser under the Investment Advisers Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Manager is subject to regulation as an investment adviser under the Investment Advisers Act. The Investment Manager is currently registered as an investment adviser under the Investment Advisers Act and comparable state law. As a result, you will have the protection of the Investment Advisers Act or comparable state law based on your investments in the Fund. However, if the Investment Manager falls out of compliance with the Investment Advisers Act, it could materially and/or adversely affect CrowdStreet and its business, including the operations of the Fund.

Changes in regulation of financial institutions may affect our business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in regulation of financial institutions may affect our business. Legislative and regulatory initiatives may impose restrictions and requirements on financial institutions that could have an adverse effect on the Fund’s investment objective. There has been, and may continue to be, a related increase in regulatory investigations of the trading and other investment activities of alternative investment funds. Those investigations may impose additional expenses on CrowdStreet Affiliates, may require the attention of senior Fund Managers, and may result in fines if a CrowdStreet Affiliate is deemed to have violated any regulations.

Changes in regulation of internet commerce may affect the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in regulation of internet commerce may affect the Fund. As online commerce develops, federal and state governments may adopt new laws to regulate it, which may negatively affect the business of one or more CrowdStreet Affiliates. The cost to comply with such laws or regulations could be significant and would increase the operating expenses of one or more CrowdStreet Affiliates, and the Investment Manager may be required to pass along those costs to you and other investors in the Fund in the form of increased fees. In addition, federal and state governmental or regulatory agencies may decide to impose taxes on services provided over the Internet. These taxes could discourage the use of the Internet as a means of commercial financing, which would adversely affect the viability of the Marketplace.

Cost of complying with regulations may affect the Fund's ability to make payments or distributions to Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cost of complying with regulations may affect the Fund’s ability to make payments or distributions to Investors. All Portfolio Companies and the operations conducted in connection with those investments are subject to federal, state and local laws and regulations, as well oversight from independent agencies. There are various local, state and federal fire, health, life-safety, building code, zoning, environmental, and similar regulations with which lenders and borrowers may be required to comply and which may subject lenders and borrowers to liability in the form of fines or damages for noncompliance.

For example, the presence of hazardous substances on the property, or the lack of wheelchair access, can violate various laws, rules, and regulations. Violations may exist at the time the loan is funded or may arise post-funding. Certain laws, rules, and regulations may impose joint and several liability on customers, lenders, owners or operators for fines and/or the costs to investigate and remediate, regardless of fault or whether the acts causing the violations were legal.

In connection with the acquisition of Portfolio Companies, Project Sponsors may be exposed to such costs in connection with such regulations. The cost of defending against claims, of any damages or fines lenders and borrowers must pay, of compliance with regulatory requirements or of remediating any related issues could materially and adversely affect returns provided to the Fund on Portfolio Companies, which could, in turn, negatively affect the ability of the Investment Manager to make payments and distributions to investors in the Fund.

Laws intended to prohibit money laundering may require CrowdStreet or the Fund to disclose investor information to regulatory authorities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Laws intended to prohibit money laundering may require CrowdStreet or the Fund to disclose investor information to regulatory authorities. The Uniting and Strengthening America By Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “PATRIOT Act”) requires that financial institutions establish and maintain compliance programs to guard against money laundering activities and requires the Secretary of the Treasury to prescribe regulations in connection with antimony laundering policies of financial institutions. The Financial Crimes Enforcement Network (“FinCEN”), an agency of the Treasury, has announced that it is likely that such regulations would subject certain pooled investment vehicles to enact anti-money laundering policies. It is possible that there could be promulgated legislation or regulations that would require CrowdStreet or its service providers to share information with governmental authorities with respect to prospective investors in connection with the establishment of anti- money laundering procedures. Such legislation and/or regulations could require CrowdStreet to implement restrictions on the transfer of the Shares. CrowdStreet reserves the right to request such information as is necessary to verify the identity of prospective investors and the source of the payment of subscription monies, or as is necessary to comply with any customer identification programs required by FinCEN and/or the Commission. In the event of delay or failure by a prospective investor to produce any information required for verification purposes, an application for or transfer of the Shares may be refused.

Investors using self-directed IRA accounts face additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors using self-directed IRA accounts face additional risks. An investor who uses a self-directed IRA to make illiquid investments, such as an investment in the Fund, faces significant additional risks, including but not limited to liquidity risk, the risk of loss of all capital, and the risk that the investor’s advisor and/or custodian does not adequately account for suitability or tax consequences of an investment in the Fund with respect to an IRA.

Even if the Fund maintains its REIT status, the Fund may owe other taxes that will reduce the Fund's cash flows [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Even if the Fund maintains its REIT status, the Fund may owe other taxes that will reduce the Fund’s cash flows. Even if the Fund continues to qualify for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local income, property, and excise taxes on the Fund’s income and assets, and, in certain cases, a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary (a “TRS”). Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes in the jurisdictions they operate. Any of these taxes would decrease cash available for distribution to Investors.

REIT distribution requirements could adversely affect the Fund's liquidity and may force the Fund to borrow funds during unfavorable market conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT distribution requirements could adversely affect the Fund’s liquidity and may force the Fund to borrow funds during unfavorable market conditions. In order to maintain the Fund’s REIT status and to meet the REIT distribution requirements for tax purposes, the Fund may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. In addition, the Fund may need to reserve cash (including proceeds from this offering) to satisfy the Fund’s REIT distribution requirements for tax purposes, even though there are attractive investment opportunities that may be available. To maintain its REIT status, the Fund generally must distribute to Fund’s Investors at least 90% of the Fund’s net taxable income each year, excluding capital gains. In addition, the Fund will be subject to corporate income tax to the extent the Fund distributes less than 100% of its taxable income including any net capital gain. The Fund’s cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, the effect of non-deductible capital expenditures, limitations on interest expense and net operating loss deductibility, the creation of reserves or required debt service or amortization payments. The insufficiency of Fund’s cash flows to cover the Fund’s distribution requirements could have an adverse impact on the Fund’s ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain the Fund’s REIT status. To address and/or mitigate some of these issues, the Fund may make taxable distributions that are in part paid in cash and in part paid in the Fund’s Shares. In such cases Investors may have tax liabilities from such distributions in excess of the cash they receive. The treatment of such taxable share distributions is not clear, and it is possible the taxable share distribution will not count towards the Fund’s distribution requirement, in which case adverse consequences could apply.

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund's Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund’s Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT status. Temporary investment of the net proceeds from sales of the Fund’s Shares in short-term securities and income from such investment generally will allow the Fund to satisfy various REIT income and asset requirements for tax purposes, but only during the one-year period beginning on the date the Fund receives the net proceeds. If the Fund is unable to invest a sufficient amount of the net proceeds from sales of the Fund’s Shares in qualifying real estate assets within such one-year period, the Fund could fail to satisfy one or more of the gross income or asset tests and/or the Fund could be limited to investing all or a portion of any remaining funds in cash or cash equivalents. If the Fund fails to satisfy any such income or asset test, unless the Fund is entitled to relief under certain provisions of the Code, the Fund could fail to maintain its REIT status.

If the Fund forms a TRS, the Fund's overall tax liability could increase [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If the Fund forms a TRS, the Fund’s overall tax liability could increase. Any TRS the Fund forms will be subject to U.S. federal, state and local income tax on its taxable income. Accordingly, although the Fund’s ownership of any TRSs may allow the Fund to participate in the operating income from certain activities that the Fund could not participate in without violating the REIT income tests requirements of the Code for tax purposes or incurring the 100% tax on gains from prohibited transactions, the TRS through which the Fund earns such operating income or gain will be fully subject to corporate income tax. The after-tax net income of any TRS would be available for distribution to the Fund, however, any dividends received by the Fund from its domestic TRSs will only be qualifying income for the 95% REIT income test, not the 75% REIT income test, for tax purposes. For additional information, please see the section titled Certain U.S. Federal Income Tax Considerations – Gross Income Tests.

Although the Fund’s use of TRSs may partially mitigate the impact of meeting certain requirements necessary to maintain the Fund’s qualification for taxation as a REIT, there are limits on the Fund’s ability to own and engage in transactions with TRSs, and a failure to comply with the limits would jeopardize the Fund’s REIT qualification and may result in the application of a 100% excise tax. A REIT may own up to 100% of the stock or securities of one or more TRSs. A TRS may hold assets and earn income that would not be qualifying assets or income if held or earned directly by a fund that qualifies for taxation as a REIT. A TRS also may sell assets without incurring the 100% tax on prohibited transactions. Both the subsidiary and the fund that qualifies for taxation as a REIT must jointly elect to treat the subsidiary as a TRS. A corporation of which a TRS directly or indirectly owns more than 35% of the voting power or value of the stock will automatically be treated as a TRS. Overall, no more than 20% of the value of assets of a fund that qualifies for taxation as a REIT may consist of stock or securities of one or more TRSs. The rules impose a 100% excise tax on certain transactions between a TRS and its parent fund that qualifies for taxation as a REIT that are not conducted on an arm’s-length basis. The Fund may jointly elect with one or more subsidiaries for those subsidiaries to be treated as TRSs for U.S. federal income tax purposes. These TRSs will pay U.S. federal, state and local income tax on their taxable income, and their after-tax net income will be available for distribution to the Fund but is not required to be distributed to the Fund. The Fund will monitor the value of its respective investments in any TRSs the Fund may form for the purpose of ensuring compliance with TRS ownership limitations and intend to structure the Fund’s transactions with any such TRSs on terms that the Fund believes are arm’s-length to avoid incurring the 100% excise tax described above. There can be no assurance, however, that the Fund will be able to comply with the 20% TRS limitation or to avoid application of the 100% excise tax.

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law. The current maximum U.S. federal income tax rate for certain qualified dividends payable to U.S. Investors that are individuals, trusts and estates generally is 20%. Dividends payable by funds that qualify for taxation as REITs, however, are generally not eligible for the reduced rates and therefore may be subject to a current 37% maximum U.S. federal income tax rate on ordinary income when paid to such Investors. The more favorable rates applicable to regular corporate dividends under current law could cause investors who are individuals, trusts and estates or are otherwise sensitive to these lower rates to perceive investments in funds that qualify for taxation as REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the stock of funds that qualify for taxation as REITs, including the Fund’s Shares. However, for taxable years beginning before January 1, 2026, non-corporate taxpayers may deduct up to 20% of “qualified REIT dividends” but not for purposes of the 3.8% Medicare Tax – please see the section titled Certain U.S. Federal Income Tax Considerations – Gross Income Tests. Qualified REIT dividends eligible for this deduction generally will include the Fund’s dividends received by a non-corporate U.S. Investor that the Fund does not designate as capital gain dividends and that are not qualified dividend income.

Distributions to tax exempt investors may be classified as unrelated business taxable income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions to tax exempt investors may be classified as unrelated business taxable income. Neither ordinary nor capital gain distributions with respect to our common stock, nor gain from the sale of common stock, should generally constitute unrelated business taxable income, or UBTI, to a tax-exempt investor. However, there are certain exceptions to this rule. In particular:

●	part of the income and gain recognized by certain qualified employee pension trusts with respect to the Shares may be treated as UBTI if the Fund’s Shares are predominately held by qualified employee pension trusts, and the Fund is required to rely on a special look-through rule for purposes of meeting one of the REIT share ownership tests, and the Fund is not operated in a manner to avoid treatment of such income or gain as UBTI;

●	part of the income and gain recognized by a tax exempt Investor with respect to the Shares would constitute UBTI if the Investor incurs debt in order to acquire the common stock; and

●	part or all of the income or gain recognized with respect to the Shares by social clubs, voluntary employee benefit associations and supplemental unemployment benefit trusts which are exempt from U.S. federal income taxation under Sections 501(c)(7), (9), or (17) of the Code may be treated as UBTI.

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments. To qualify for taxation as a REIT, the Fund must continually satisfy tests concerning, among other things, the sources of the Fund’s income, the nature and diversification of Fund’s assets, the amounts the Fund distributes to its Investors and the ownership of the Fund’s Shares. The Fund may be required to make distributions to its Investors at disadvantageous times or when the Fund does not have funds readily available for distribution. Thus, compliance with the REIT requirements for tax purposes may, for instance, hinder the Fund’s ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to the Fund and its Investors, or may require the Fund to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder Fund’s investment performance.

Investors may be restricted from acquiring or transferring certain amounts of the Fund's Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors may be restricted from acquiring or transferring certain amounts of the Fund’s Shares. In order to maintain Fund’s REIT status, among other requirements, no more than 50% in value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals, as defined in the Code to include certain kinds of entities, during the last half of any taxable year, other than the first year for which a REIT election for tax purposes is made. To assist the Fund in qualifying for taxation as a REIT, the Fund’s Bylaws contains an aggregate Shares ownership limit. Generally, any of the Fund’s Shares owned by affiliated owners will be added together for purposes of the aggregate Share ownership limit.

If anyone attempts to transfer or own Shares in a way that would violate the aggregate Share ownership limit (or would prevent the Fund from continuing to qualify for taxation as a REIT), unless such ownership limits have been waived by the Investment Manager, those Shares instead will be deemed transferred to a trust for the benefit of a charitable beneficiary and will be either redeemed by the Fund or sold to a person whose ownership of the Shares will not violate the aggregate Share ownership limit and will not prevent the Fund from qualifying for taxation as a REIT. If this transfer to a trust fails to prevent such a violation or the Fund’s disqualification as a REIT for tax purposes, then the initial intended transfer or ownership will be null and void from the outset. Anyone who acquires or owns Shares in violation of the aggregate Share ownership limit, unless such ownership limit or limits have been waived by the Investment Manager, or the other restrictions on transfer or ownership in the Bylaws, bears the risk of a financial loss when the Shares are redeemed or sold, if the NAV of the Shares falls between the date of purchase and the date of repurchase.

Investment in “kickers” [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in “kickers”. The Fund intends to make certain other investments through pass-through subsidiaries (with rights to receive preferred economic returns) and may invest in “kickers” with respect to certain investments that the Fund determines to hold outside of a TRS. The character of such investments for REIT tax purposes may depend on the assets and operations of the issuer, which the Fund generally will not control. Thus, no assurance can be given that any such issuer will not operate in a manner that causes the Fund to fail an income or asset test requirement. In addition, the proper treatment of certain investments, including investments through pass-through subsidiaries (with rights to receive preferred economic returns) and “kickers,” for U.S. federal income tax purposes is unclear. If the IRS were to successfully challenge the Fund’s characterization of an investment, it could adversely affect the Fund’s REIT status.

Revocation of the Fund's qualification for taxation as a REIT may cause adverse consequences to Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Revocation of the Fund’s qualification for taxation as a REIT may cause adverse consequences to Investors. The Board may revoke or otherwise terminate the Fund’s REIT status election, without the approval of Investors, if it determines that it is no longer in the Fund’s best interest to qualify for taxation as a REIT. If the Fund ceases to maintain its REIT status, the Fund will not be allowed a deduction for dividends paid to Investors in computing the Fund’s taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on the Fund’s total return to Investors.

Legislative or regulatory action related to federal income tax laws could adversely affect Fund's Investors and/or the Fund's business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislative or regulatory action related to federal income tax laws could adversely affect Fund’s Investors and/or the Fund’s business. The present U.S. federal income tax treatment of REITs may be modified, possibly with retroactive effect, by legislative, judicial or administrative action at any time. The REIT rules are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department, which may result in statutory changes as well as revisions to regulations and interpretations. In addition, in recent years, numerous legislative, judicial and administrative changes have been made to the federal income tax laws applicable to investments in funds that qualify for taxation as REITs and similar entities. Additional changes to tax laws and regulations are likely to continue to occur in the future, and the Fund cannot assure Investors that any such changes will not adversely affect the taxation of an Investor or will not have an adverse effect on an investment in the Fund’s Shares. Investors are urged to consult with their own tax advisors with respect to the potential effect that the TCJA or other legislative, regulatory or administrative developments and proposals could have on their investment in the Fund’s Shares.

The Investment Manager and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Manager and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT. Funds are subject to numerous complex requirements in order to maintain their REIT status, including income and asset composition tests. The Investment Manager and its affiliates have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Investment Manager and its affiliates manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the value of the Fund’s Shares.

You are strongly advised to consult your own tax advisor regarding the U.S. federal, state, local and non-U.S. tax consequences of the purchase, ownership, and disposition of shares in the Fund (including any possible differing treatment of such shares). For a discussion of the U.S. federal income tax consequences of an investment in the Fund, see the section titled Certain U.S. Federal Income Tax Considerations.

Common Stock [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 767.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	46,528